As filed with the Securities and Exchange Commission on February 28, 2017
1933 Act Registration No. 2-75677
1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 95	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 96	[x]

(Check appropriate box or boxes.)

WESTCORE TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Richard C. Noyes, Secretary
Westcore Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[X]	on April 30, 2017 pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

PROSPECTUS

EQUITY & BOND FUNDS

Retail and Institutional Class

April 30, 2017

TICKER SYMBOLS
	Retail	Institutional
Fund	Class	Class
WESTCORE EQUITY FUNDS
Westcore Small-Cap Growth Fund II*	–	WTSLX
Westcore Large-Cap Dividend Fund*	WTEIX	WILGX
Westcore Mid-Cap Value Dividend Fund II*	WTMGX	WIMGX

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Westcore Funds are managed by Denver Investments.

The mountain logo together with “Westcore Funds Denver Investments” is a registered service mark of Denver Investments.

*	Effective as of December 27, 2016:
Westcore Growth Fund changed its name to Westcore Large-Cap Dividend Fund;
Westcore MIDCO Growth Fund changed its name to Westcore Mid-Cap Value Dividend Fund II; and
Westcore Select Fund changed its name to Westcore Small-Cap Growth Fund II

*	Effective as of December 27, 2016:
Westcore Growth Fund changed its name to Westcore Large-Cap Dividend Fund;
Westcore MIDCO Growth Fund changed its name to Westcore Mid-Cap Value Dividend Fund II; and
Westcore Select Fund changed its name to Westcore Small-Cap Growth Fund II
1

SUMMARY SECTIONS

WESTCORE SMALL-CAP GROWTH FUND II*

Investment Objective

The Westcore Small-Cap Growth Fund II (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(2)	[ ]%
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(2)	[ ]%

(1)
The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

(2)
Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Institutional Class (formerly known as the Retail Class prior to December 27, 2016) for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

*	Effective December 27, 2016, Westcore Select Fund changed its name to Westcore Small-Cap Growth Fund II.

2

WESTCORE SMALL-CAP GROWTH FUND II (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was []% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•	The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.
•	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-capitalization companies.
•
The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015 the benchmark capitalization range was $114 million to $4.7 billion. As of [March 31, 2017], the weighted average market capitalization of the benchmark index was approximately [$X.X billion] as compared to approximately [$X.X billion] for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time. Please note that these market capitalization measures will fluctuate over time.

•
The team implements an investment strategy primarily through independent “bottom-up” fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund’s benchmark, primarily through stock selection.

•
The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price, and to generate an expected value for each stock, based on the team’s internally generated forecasts.

•
With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

•
The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

•
Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

•	Risk of Loss: You could lose money by investing in the Fund.
•
Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•
Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•
Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

•
Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

3

WESTCORE SMALL-CAP GROWTH FUND II (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

[update chart]

Highest Quarterly Return: [ ]   Lowest Quarterly Return: [ ]

Average Annual Total Returns (for the Periods Ended December 31, 2016)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Growth Fund II	1 Year	5 Years	10 Years
Retail Class*
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index** (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

*	Effective December 27, 2016 the Retail Class is designated Institutional Class.

**
Effective as of January 1, 2017, the Fund’s benchmark is the Russell 2000® Growth Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

4

WESTCORE SMALL-CAP GROWTH FUND II (continued)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Brian C. Fitzsimons, CFA Partner, Director of Small-Cap Growth Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Mitch S. Begun, CFA Partner, Small-Cap Growth Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Adam C. Bliss Partner, Small-Cap Growth Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $250,000 for the Institutional Class. There is no minimum subsequent purchase for the Institutional. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly or annually).

Shareholders of the Fund prior to December 27, 2016 will be entitled to the retail class minimums described in the Fund’s statutory prospectus effective immediately before such date. New investors on or after December 27, 2016 will need to comply with the Institutional Class minimum described above.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax. Investments held through tax-deferred arrangements may be taxed in the future upon withdrawal.

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
5

WESTCORE LARGE-CAP DIVIDEND FUND*

Investment Objective

The Westcore Large-Cap Dividend Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver and Expense Reimbursement(1)	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	[ ]%	[ ]%

(1)
Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 0.89% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

*	Effective December 27, 2016, Westcore Growth Fund changed its name to Westcore Large-Cap Dividend Fund.
6

WESTCORE LARGE-CAP DIVIDEND FUND (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•
The Fund emphasizes investments in large, dividend-paying companies that meet the portfolio management team’s investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company’s ability to grow its dividend while also taking into account the valuation of a company.

•
The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

•
The Fund currently considers “large” companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

•
Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their commons stocks and have maintained or increased their per share dividend payments over the preceding five years.

•
The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company’s competitive advantage.

•
With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to sector limitations. The portfolio typically holds 25 to 30 stocks.

•
The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

•
Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team’s valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

•	Risk of Loss: You could lose money by investing in the Fund.
•
Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•
Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•
Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

7

WESTCORE LARGE-CAP DIVIDEND FUND (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

[update chart]

Highest Quarterly Return: [ ]   Lowest Quarterly Return:  [ ]

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2016)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Large-Cap Dividend Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[ ]%	[%	[ ]%
Return After Taxes on Distributions	[ ]%	[%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[%	[ ]%
Russell 1000® Index* (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[]%	[ ]%

*
Effective as of January 1, 2017, the Fund’s benchmark is the Russell 1000® Index. The Fund changed its benchmark from the Russell 1000® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

8

WESTCORE LARGE-CAP DIVIDEND FUND (continued)

	1 Year	5 Years	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes	[ ]%	[ ]%	[ ]%
Russell 1000® Index* (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

*
Effective as of January 1, 2017, the Fund’s benchmark is the Russell 1000® Index. The Fund changed its benchmark from the Russell 1000® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Derek R. Anguilm, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Troy Dayton, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Mark M. Adelmann, CFA, CPA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Paul A. Kuppinger, CFA Vice President, Quantitative Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Lisa Z. Ramirez, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Alex A. Ruehle, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $250,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for the Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax. Investments held through tax-deferred arrangements may be taxed in the future upon withdrawal.
9

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
10

WESTCORE MID-CAP VALUE DIVIDEND FUND II*

Investment Objective

The Westcore Mid-Cap Value Dividend Fund II (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	[ ]%	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver and Expense Reimbursement(2)	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	[ ]%	[ ]%

(1)
The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

(2)
Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.15% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

*	Effective December 27, 2016, Westcore MIDCO Growth Fund changed its name to Westcore Mid-Cap Value Dividend Fund II.
11

WESTCORE MID-CAP VALUE DIVIDEND FUND II (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•
The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

•	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.
•
The Fund currently considers “medium-sized companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on [June 26, 2015], the benchmark capitalization range was [$1.6 billion to $27.5 billion]. As of [March 31, 2016], the weighted average market capitalization of the benchmark index was approximately [$11.8 billion] as compared to approximately [$10.6 billion] for the companies within the Fund’s portfolio. As of [March 31, 2017], the weighted average market capitalization of the benchmark index was approximately [$X.X billion] as compared to approximately [$X.X billion] for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

•
The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.

•
Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

•
The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.

•
The goal of the team’s process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

•
With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

•
The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

•
Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

•	Risk of Loss: You could lose money by investing in the Fund.
•
Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•
Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•
Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

•
Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

12

•
Value Investing Risk: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

13

WESTCORE MID-CAP VALUE DIVIDEND FUND II (continued)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

[update chart]

Highest Quarterly Return: [ ]   Lowest Quarterly Return: [ ]

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2016)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Mid-Cap Value Dividend Fund II	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index* (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

*
Effective as of January 1, 2017, the Fund’s benchmark is the Russell Midcap® Value Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

14

WESTCORE MID-CAP VALUE DIVIDEND FUND II (continued)

	1 Year	5 Years	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index* (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

*
Effective as of January 1, 2017, the Fund’s benchmark is the Russell Midcap® Value Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Derek R. Anguilm, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Troy Dayton, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Mark M. Adelmann, CFA, CPA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Paul A. Kuppinger, CFA Vice President, Quantitative Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Lisa Z. Ramirez, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Alex A. Ruehle, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $250,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for the Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax. Investments held through tax-deferred arrangements may be taxed in the future upon withdrawal.
15

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
16

Summary of Other Important Information Regarding Fund Shares

This Prospectus pertains to the Retail Class and Institutional Class (if applicable) of the Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund (each a “Fund,” and collectively the “Funds”) of the Westcore Trust (the “Trust”), each of which is advised by Denver Investment Advisors LLC, also doing business as Denver Investments (“Denver Investments” or “Adviser”).

The Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund and Westcore International Small-Cap Fund are sometimes referred to as the “Westcore Equity Funds” or “Equity Funds.”

The Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund are sometimes referred to as the “Westcore Fixed Income Funds,” “Fixed Income Funds,” “Westcore Bond Funds” or “Bond Funds.”

The Westcore Funds offer both Retail and Institutional Classes, except the Westcore Micro-Cap Opportunity Fund, which only offers the Retail Class and the Westcore Small-Cap Growth Fund II, which only offers the Institutional Class.
17

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Portfolio Policies

Westcore Equity Funds

The Westcore Equity Funds are designed for long-term investors who can tolerate the risks associated with investments in common stocks.

What are the investment objectives of the Westcore Equity Funds?

Westcore Growth Funds:
•	Westcore Small-Cap Growth Fund: long-term capital appreciation by investing primarily in small-capitalization growth companies.
•	Westcore Small-Cap Growth Fund II: long-term capital appreciation by investing primarily in small-capitalization growth companies.

Westcore Value Funds:
•	Westcore Global Large-Cap Dividend Fund: long-term capital appreciation primarily through investments in stocks of large, well-established dividend-paying companies.
•	Westcore Large-Cap Dividend Fund: long-term capital appreciation by investing primarily in large, well-established, dividend-paying companies.
•	Westcore Mid-Cap Value Dividend Fund: long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.
•	Westcore Mid-Cap Value Dividend Fund II: long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.
•
Westcore Smid-Cap Value Dividend Fund: long-term capital appreciation primarily through investments in dividend-paying companies with small to medium capitalizations whose stocks appear to be undervalued.

•	Westcore Small-Cap Value Dividend Fund: long-term capital appreciation primarily through investments in dividend-paying companies with small capitalizations whose stocks appear to be undervalued.

Westcore Quantitative Fund:
•	Westcore Micro-Cap Opportunity Fund: long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.

Westcore International Fund:
•	Westcore International Small-Cap Fund: long-term growth of capital primarily through investments in international small-cap companies.

Upon written notice to shareholders, each Westcore Equity Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of the Trust without the approval of shareholders.

Also, pursuant to Rule 35d-1 of the Investment Company Act of 1940, certain Westcore Equity Funds must notify shareholders with written notice sixty (60) days prior to any change in its investment policy. The following are those Westcore Equity Funds and each respective principal investment policy:

•
Westcore Small-Cap Growth Fund: Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.

•
Westcore Global Large-Cap Dividend Fund: Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets in large, well-established, dividend-paying companies, as measured at the time of purchase.

•
Westcore Mid-Cap Value Dividend Fund: Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap dividend-paying companies.

•
Westcore Mid-Cap Value Dividend Fund II: Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap dividend-paying companies.

•
Westcore Smid-Cap Value Dividend Fund: Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, in small-cap and medium-cap dividend-paying companies.

•
Westcore Small-Cap Value Dividend Fund: Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap dividend-paying companies.

•
Westcore Micro-Cap Opportunity Fund: Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

•
Westcore International Small-Cap Fund: Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in international small-cap companies.

18

Westcore Bond Funds

The Westcore Bond Funds are designed for long-term investors who can tolerate the risks associated with investing in bonds.

What are the investment objectives of the Westcore Bond Funds?

•
Westcore Flexible Income Fund: long-term total rate of return, primarily through investments in bonds, and to a lesser extent, through convertible securities and high-yielding equities consistent with preservation of capital.

•	Westcore Plus Bond Fund: long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.
•	Westcore Municipal Opportunities Fund: income exempt from Federal income taxes by investing primarily in municipal bonds.
•	Westcore Colorado Tax-Exempt Fund: income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Upon written notice to shareholders, each Westcore Bond Fund’s investment objective may be changed by the Trust’s Board without the approval of shareholders.

Also, pursuant to Rule 35d-1 of the Investment Company Act of 1940, certain Westcore Bond Funds must notify shareholders with written notice sixty (60) days prior to any change in its investment policy. The following are those Westcore Bond Funds and each respective principal investment policy:

•
Westcore Flexible Income Fund: Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.

•
Westcore Plus Bond Fund: Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities.

•
Westcore Municipal Opportunities Fund: Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in municipal bonds.

19

GENERAL PORTFOLIO POLICIES

Except for each Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Each Fund intends to achieve its investment objective by following the principal investment strategies described in detail within the Summary Section earlier in this Prospectus.

In addition, each Fund will follow the general policies listed below.

Temporary Defensive Positions

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments may include various short-term instruments, cash and cash equivalents. If a Fund takes a temporary position at the wrong time, the position could have an adverse impact on each Fund’s performance and each Fund may not achieve its investment objective. Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Illiquid Investments

Each Fund may invest up to fifteen percent (15%) of its net assets in securities that are illiquid. Each Fund considers illiquid securities to be those securities that the Adviser does not believe could be sold in an orderly transaction within seven business days. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Trust’s Trustees, certain restricted securities, such as Rule 144A securities, may be deemed to be liquid and will not be counted toward this 15% limit. From time to time and under certain market conditions, these restricted securities deemed liquid may be subsequently reviewed and deemed illiquid based on such market conditions.

Other Investment Companies

Each Fund may invest its cash balances, within the limits permitted by the Investment Company Act of 1940, as amended (“1940 Act”), in other investment companies that invest in high-quality, short-term debt securities that determine their net asset value per share on the amortized cost or penny-rounding method (i.e., money market funds). Each Fund may invest cash holdings in money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

In addition, each Fund may, consistent with the 1940 Act, invest in other investment companies that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”). Some ETFs also have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits otherwise imposed by the 1940 Act.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, each Fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, achieve similar exposure for each Fund when proceeds are available from sales made to recognize losses on other investments in each Fund, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and each Fund could lose money investing in ETFs if the prices of the securities owned by ETFs go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large increases or decreases in stock prices) halts stock trading generally.

A pro rata portion of ETFs or other investment companies’ fees and expenses will be borne by each Fund’s shareholders. These fees and expenses are in addition to fees charged directly by each Fund in connection with its operations. ETFs do not charge initial sales charges or redemption fees; however, investors do pay customary brokerage fees to buy and sell shares.

Portfolio Turnover

In general, each Fund intends to purchase securities for long-term investment, and the Adviser will not consider the portfolio turnover rate when making investment decisions for each Fund. Short-term transactions may result from liquidity needs, securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment decision. Each Fund’s portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions.
20

Principal Risks of Westcore Equity Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in a Westcore Equity Fund. The following information is intended to help you better understand some of the principal risks of investing in a Westcore Equity Fund. The impact of the following risks on each Westcore Equity Fund may vary depending on each Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Risk of Loss

You could lose money by investing in the Fund.

Market Risk

As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. When a Fund holds a limited number of companies in its portfolio, an increase or decrease in the value of a single security held by a Fund may have a greater impact on a Fund’s net asset value and total return. Further, investments in common stocks tend to be more volatile than many other investment choices.

The value of an Equity Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an Equity Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. If the value of the Equity Fund’s portfolio decreases, the Equity Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

Portfolio Management Risk

Each Equity Fund is subject to the risk that the securities held by the Equity Fund will underperform other securities and/or may decline in value.

Each Equity Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Equity Fund may fail to produce the intended results. Each Equity Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because each Equity Fund invests primarily in common stocks, the main risk is that the value of the stocks held in the Fund might decrease in response to the activities of the individual company or in response to general market and/or economic conditions. If this occurs, the Equity Fund’s share price may also decrease.

The following chart presents certain portfolio management risks attributable to specific Equity Funds followed by an explanation of each risk.

	Direct Foreign Exposure Risk	Indirect Foreign Exposure Risk	Currency Risk	Small- and Medium-sized Company Risk	Portfolio Turnover Risk	Value Investing Risk	New Fund Risk
Westcore Small-Cap Growth		●		●
Westcore Small-Cap Growth II		●		●	●
Westcore Global Large-Cap Dividend	●	●	●
Westcore Large-Cap Dividend		●			●
Westcore Mid-Cap Value Dividend		●		●		●
Westcore Mid-Cap Value Dividend II		●		●	●	●
Westcore Smid-Cap Value Dividend		●		●		●	●
Westcore Small-Cap Value Dividend		●		●		●
Westcore Micro-Cap Opportunity		●		●	●
Westcore International Small-Cap	●	●	●	●

Direct Foreign Exposure Risk
There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that are traded on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.
21

Indirect Foreign Exposure Risk

Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be indirectly impacted by certain foreign exposure risks described above.

Currency Risk

If a strategy maintains a significant exposure to foreign markets, then fluctuations in currency exchange rates can affect the value of the investments and total return of the strategy. Use of forward currency contracts can further increase this risk.

Small- and Medium-Sized Company Risk

The small- and medium-sized companies in which Equity Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and medium-sized stocks may be more volatile than those of larger companies. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks can be greater for the Westcore Micro-Cap Opportunity Fund.

Portfolio Turnover Risk

A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, which must be borne by each Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce each Fund’s return.

Value Investing Risk

The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

New Fund Risk

There can be no assurance that the Fund will grow to or maintain an economically viable size. There may be limited or no performance history for investors to evaluate.

Principal Risks of Westcore Fixed Income Funds

Risk of Loss

You could lose money by investing in the Fund.

Market Risk

The value of each Fixed Income Fund’s investments may fluctuate over time in response to overall movements in the fixed income market.

Portfolio Management Risk

Securities held by each Fixed Income Fund may underperform other securities within the same asset class.

Interest Rate Risk

The value of each Fixed Income Fund’s fixed income securities will generally decrease when interest rates rise which means each Fixed Income Fund’s value will likewise decrease.

Credit Risk

An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer.
22

Extension Risk

An issuer will exercise its right to pay principal on an obligation held by each Fixed Income Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

Prepayment Risk

A general decline in interest rates may result in prepayments of certain obligations within each Fixed Income Fund’s portfolio. These prepayments may require reinvestments at a lower rate of return. This may reduce the value of the security or the security may not appreciate in value as rapidly as securities that cannot be prepaid.

Liquidity Risk

Fixed income securities can have less liquidity than securities traded on an exchange, especially lower-quality securities or those securities that have certain restrictions on resale. In addition, the Fixed Income Funds are subject to additional risks in that they may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fixed Income Funds would like, making the Fixed Income Funds subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

Indirect Foreign Exposure Risk

Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be indirectly impacted by certain foreign exposure risks described above.

Interest Rate Futures Risk

Interest rate futures are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Additional Risks for Westcore Municipal Opportunities Fund

Interest Rate Futures Risk

Interest rate futures are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Derivatives Risk

The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Fund, as described in this Prospectus, may invest in various types of derivatives for these derivatives in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund’s portfolio. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Fund will not use derivatives solely for speculative purposes.

Derivatives may be subject to the following risks: (1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (4) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (5) gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of securities prices, interest rates and other economic factors.

New Fund Risk

There can be no assurance that the Fund will grow to or maintain an economically viable size. There may be limited or no performance history for investors to evaluate.

Municipal Securities Risk

The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.
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Municipal Securities Insurance Risk

The Fund may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and standby bond purchase agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. A significant portion of insured municipal bonds that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal bonds insured by that insurance company (some of which may be held by the Fund) and on the municipal bond markets as a whole. Recent downgrades of certain insurance companies have negatively impacted the price of certain insured municipal bonds. Given the large number of potential claims against the insurers of municipal bonds, there is a risk that they will not be able to meet all future claims. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

States and U.S. Territories

The Fund’s portfolio is expected to be diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

Tax Risks

Changes in tax law or policies may adversely affect the after-tax yield from an investment in the Fund. Distributions from the Fund may be taxed as ordinary income or capital gain. An investment in the Fund may result in alternative minimum tax liability. The tax-exempt status of bonds owned by the Fund could be challenged by a taxing authority or may be affected by future legal developments.

Below-Investment Grade Securities Risk

High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change

Puerto Rico Risk

Additionally, certain debt rating agencies have downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Downgrades could create additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, significant debt service obligations, and liquidity issues, and could potentially lead to less market demand, less liquidity, wider spreads, and lower prices for Puerto Rico municipal bonds. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal bonds. Such factors may impact the Puerto Rican issuers in which the Fund invests or may invest, and could negatively impact the Fund’s performance. The Adviser typically invests in insured municipal securities within Puerto Rico to help mitigate these risks.

Additional Risks for Westcore Colorado Tax-Exempt Fund

State Specific Risk

The Westcore Colorado Tax-Exempt Fund is also subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Westcore Colorado Tax-Exempt Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.

Non-Diversification Risk

The Westcore Colorado Tax-Exempt Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
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Tax Risk

Changes in tax law or policies may adversely affect the after-tax yield from an investment in the Westcore Colorado Tax-Exempt Fund. Distributions from the Westcore Colorado Tax-Exempt Fund may be taxed as ordinary income or capital gain. An investment in the Westcore Colorado Tax-Exempt Fund may result in alternative minimum tax liability. The tax-exempt status of bonds owned by the Westcore Colorado Tax-Exempt Fund could be challenged by a taxing authority or may be affected by future legal developments.

Puerto Rico Risk

Additionally, certain debt rating agencies have downgraded their respective ratings of Puerto Rico's general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Downgrades could create additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, significant debt service obligations, and liquidity issues, and could potentially lead to less market demand, less liquidity, wider spreads, and lower prices for Puerto Rico municipal bonds. Puerto Rico's continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal bonds. Such factors may impact the Puerto Rican issuers in which the Fund invests or may invest, and could negatively impact the Fund’s performance. The Adviser typically invests in insured municipal securities within Puerto Rico to help mitigate these risks.
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HOW TO INVEST AND OBTAIN INFORMATION

How to Contact Westcore Funds

The following section explains how to contact Westcore Funds and how to purchase, exchange and redeem your Westcore Fund shares (“shares”). It also explains various services and features offered in connection with your account. Please call us at 800.392.CORE (2673) if you have any questions or to obtain an Account Application.

Contacting Westcore Funds

Online
www.westcore.com:
Westcore Trans@ction Center
24 hours a day, seven days a week
• Access account information
• Perform transactions
• Order duplicate statements and tax forms
• Change your address or distribution options

By Telephone
800.392.CORE (2673):
Westcore Investor Services
Weekdays: 7 a.m. to 6 p.m. Mountain Time
Westcore Automated Service Line
24 hours a day, seven days a week
• Access account information
• Order duplicate statements or tax forms

By Regular Mail
Westcore Funds
P.O. Box 44323
Denver, CO 80201-4323

The Funds do not consider the Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Westcore Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Express, Certified or Registered Mail	Westcore Funds 1290 Broadway, Suite 1100 Denver, CO 80203
In Person	Westcore Funds 1290 Broadway, Suite 1100 Denver, CO 80203
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Purchasing Shares

You may purchase additional Fund shares through any of the options below or in person at the location listed on page [62]. In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another Fund by any of these methods.

By Mail
Opening a New Account

Mail a completed Account Application with your check to the appropriate address set forth on the previous page.

Adding to Your Existing Account

Complete the tear-off investment slip from your last statement and mail with your check to the appropriate address. Or, send your check and a written request following the instructions on page [70] to the appropriate address.

By Telephone*	If you are an existing shareholder, you may purchase additional Fund shares by telephone. Call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time.
By Online Access*	If you are an existing shareholder, you may purchase additional shares online. Access the Westcore Trans@ction Center at www.westcore.com 24 hours a day, seven days a week.
By Automatic Investment Plan
Complete the Automatic Investment Plan Section on your Account Application to have money automatically withdrawn from your bank account monthly, quarterly or annually.

The minimum automatic investment for Retail Class shares is $25 per month per Fund.

To add this option to your account, please call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

By Wire
You may purchase Fund shares by wire transfer from your bank account to your Fund account.

To place a purchase by wire, please call 800.392.CORE (2673) to speak with a Westcore Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” on page [68].
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Important notes on purchasing shares:

•
When you purchase shares, your request will be processed at the net asset value calculated after your order is received in good order and with clear instructions as to the Fund, account number and amount.

•	Please make your check payable to Westcore Funds in U.S. dollars drawn on a U.S. bank account.
•
Cash, credit card checks, traveler’s checks, money orders, instant loan checks, third-party checks, checks drawn on foreign banks, cashier’s checks, or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases.

•	If you are purchasing shares in a retirement account*** please indicate whether the purchase is a rollover, a current year or a prior-year contribution.
•	After receipt of your order by wire, telephone or online, your bank account will be debited the next business day for wire transfers and the second business day for electronic fund transfers.
•	If a check does not clear your bank, Westcore Funds reserves the right to cancel the purchase.
•	If Westcore Funds is unable to debit your predesignated bank account for purchases, Westcore may make additional attempts or cancel the purchase.
•	Westcore Funds reserves the right to reject any order.
•
If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Westcore Funds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds.

•	A transfer between classes is not considered a taxable transaction.

Investment Minimums	Retail Class*	Institutional Class**
To open a new regular account	$2,500	$250,000
To open a new retirement, education*** or UGMA/UTMA account	$1,000	$250,000
To open an Automatic Investment Plan account	$1,000	$250,000
Automatic Investments	$25 per month per Fund	–
To add to any type of account	$25	–

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part, including the right to waive the Institutional Class minimums if, in the Adviser’s sole opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum.

*
Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums: $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts.

**
The minimum investment in the Institutional Class shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership within a Fund. Common ownership includes individual and joint accounts as well as accounts where an investor has beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. Please see page [68] for more information regarding investment minimums on Accounts opened through a Service Organization.

***
A description of the retirement and education accounts available for investment in the Westcore Funds may be found in the SAI for the Funds. Please see the back cover of this prospectus for the telephone number, mailing address and website address where you can request a free copy of the SAI.

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Exchanging Shares

You may (i) exchange your Fund shares for shares of other Funds or the BlackRock Money Market Portfolio*, or (ii) exchange shares between classes of the same Fund, through any of the options below. You may also place an exchange in person at the location listed on page [62]. In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

*	BlackRock Money Market Portfolio is a money market fund advised by BlackRock Advisors, LLC, sub-advised by BlackRock Institutional Management Corporation and distributed by BlackRock Investments, Inc.

By Mail	Send a written request following the instructions on page [60] and mail to the appropriate address.
By Telephone*	Call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time.
By Online Access*	Access the Westcore Trans@ction Center located at www.westcore.com 24 hours a day, seven days a week.
Automatically	Call 800.392.CORE (2673) to receive instructions for automatically exchanging shares between funds on a monthly, quarterly or annual basis (“Systematic Exchange Agreement”).

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” on page [69].

Important notes on exchanging shares:

•	Exchanges must meet the minimum investment requirements described on page [65].
•	Exchanges between accounts will be accepted only if registrations are identical.
•	Please be sure to read the Prospectus for the Fund into which you are exchanging.
•	An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-deferred account.
•	Exchanges between classes of the same Fund are generally not considered a taxable transaction.
29

Redeeming Shares

You may redeem your Fund shares by any of the options below or in person at the location listed on page [69].

By Mail	Send a written request following the instructions on page [71] and mail to the appropriate address.
By Telephone*
If you are an existing shareholder, you may redeem your shares by telephone.

Call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time or use the Westcore Automated Service Line 24 hours a day, seven days a week.

By Online Access*	If you are an existing shareholder, you may redeem your shares online. Access the Westcore Trans@ction Center located at www.westcore.com 24 hours a day, seven days a week.
By Systematic Withdrawal Plan
You may redeem Fund shares automatically (in any multiple of $50) monthly, quarterly or annually.

To add this option to your account, please call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

By Wire
You may redeem Westcore shares by wire transfer from your Westcore account to your bank account.

You must have established bank instructions prior to placing wire redemptions.

To arrange a wire redemption, please call 800.392.CORE (2673) to speak with an Investor Service Representative from 7 a.m. to 6 p.m. Mountain Time.

To add bank instructions to your account, please call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” on page [69].

Important notes on redeeming shares:

•	You may redeem your Fund shares on any business day that the New York Stock Exchange (the “Exchange”) is open.
•	Generally, redemption proceeds will be sent by check to the shareholder’s address of record within seven days after receipt of a valid redemption request.
•
Generally, a wire transfer will be sent directly into your designated bank account the next business day after receipt of your valid redemption request, and an electronic funds transfer will be sent the second business day after receipt of your order.

•
If the shares you are redeeming were purchased by check, Westcore will delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear. If the shares you are redeeming were purchased by telephone, computer or through the Automatic Investment Plan, Westcore will delay the mailing of your redemption check until confirmation of adequate funds has been received, which is generally no longer than five business days.

•	The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.
30

Additional Information on Telephone and Online Services

•
All shareholders (except for certain accounts opened through Service Organizations and certain retirement accounts) are automatically granted online transaction privileges unless they are explicitly declined on the Account Application or in writing to Westcore Funds. Accounts opened through Service Organizations and certain retirement accounts may or may not have such privileges, depending on the privileges made available by that Service Organization or retirement plan administrator.

•	Shareholders can follow the instructions provided at the Westcore Trans@ction Center to access these services using a personal identification number.
•
Online purchases and redemptions are completed by electronic funds transfer from your bank account to your Westcore account. (Wire transfer is not available for online transactions.) To establish this privilege, please complete the “Bank Information” section of your Account Application. You may also call 800.392.CORE (2673) or access www.westcore.com for the appropriate form.

•	Online redemptions are not available for IRA, business or certain fiduciary accounts. In addition, online exchanges are not available for business or certain fiduciary accounts.
•	There is a $25,000 daily maximum for each account for each separate type online transaction (purchases, exchanges-in, exchanges-out and redemptions).
•	It may be difficult to reach the Funds by telephone or online during periods of unusual market activity. If this happens, you may transact on your account by mail as described in this Prospectus.

Security Issues

The Funds have procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions. However, shareholders may give up some level of security by choosing to transact by telephone or online rather than by mail.

The Funds also have procedures to confirm that telephone and online transaction requests are genuine. The Funds believe that these procedures are reasonably designed to prevent unauthorized telephone or online transactions, and the Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or online transactions when these procedures are followed and the Fund reasonably believes that the transaction is genuine.
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GENERAL ACCOUNT POLICIES

The Funds may modify or terminate account policies, services and features, but, subject to the Funds’ right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders sixty (60) days’ written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

The Funds or their agents may temporarily suspend telephone, wire and online transactions and other shareholder services if they believe it is advisable to do so.

Customer Identification Program

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Account Applications without such information may not be accepted. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld. An Anti-Money Laundering officer has been appointed by the Funds.

Frequent Trading and Market Timing Risk

While the Funds provide shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Market timing and frequent/excessive trading activities (“Frequent Trading”) of the Funds’ shares can be disruptive to the management of the Funds and hurt the long-term performance of each Fund. In addition, mutual funds with fewer assets under management have greater exposure to Frequent Trading risks.

Frequent Trading of mutual fund shares present a variety of risks for shareholders of a mutual fund who do not engage in Frequent Trading activities. These risks, in general, include:

•	Dilution in the value of a mutual fund’s shares for long-term shareholders;
•
Negative impact on a mutual fund’s performance due to the loss of investment opportunities and/or a more significant impact of cash on fund performance attributable to maintaining larger cash positions to avoid the need to liquidate holdings to meet redemption requests;

•	Increased brokerage costs, administrative costs or capital gains distributions due to higher portfolio turnover;
•	Interference with the efficient management of a mutual fund’s portfolio; and
•	Liquidation of portfolio holdings at a disadvantageous time to satisfy redemption requests.

In addition, mutual funds investing in securities that are primarily listed on foreign exchanges, such as the Westcore Global Large-Cap Dividend Fund and the Westcore International Small-Cap Fund, can be impacted by events affecting the price of foreign securities after the close of a foreign exchange, but prior to the close of trading on the Exchange. During such an event, the closing values of foreign securities would no longer reflect their market value; however, a mutual fund holding such foreign securities might continue to use the closing prices listed on the foreign exchange. This would allow an investor to attempt to capture any pricing inefficiencies by engaging in market timing of fund shares, which may result in dilution in the value of mutual fund shares. This strategy is generally referred to as “time-zone arbitrage.”

Similarly, the Funds that hold small-capitalization (e.g., small company) stocks that are thinly-traded may also be prone to pricing inefficiencies on days where limited trading occurs and significant events occur which could materially impact the value of such stocks.

Frequent Trading Policies and Procedures

The Board of the Funds has adopted Frequent Trading Policies and Procedures described below, which are designed to prevent Frequent Trading activities in the Funds.

•
If the Funds believe, in their sole discretion, that an investor is engaging in Frequent Trading activity, each Fund reserves the right to reject any purchase or exchange order. Purchase or exchange orders accepted by a financial intermediary in violation of the Funds’ Frequent Trading policies are not deemed accepted by a Fund and may be cancelled or revoked on the next business day following receipt by the financial intermediary. The Funds will not be responsible for any losses you may suffer as a result of a Fund rejecting your purchase or exchange order.

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•	The Funds reserve the right to impose restrictions on the trading activity of accounts traded through financial intermediaries.
•
The Board has approved fair value pricing and valuation procedures to address circumstances when prices are either unavailable or considered unreliable. For example, a significant event that is likely to materially affect a Fund’s net asset value has occurred after the relevant foreign market has closed, but prior to the valuation time.

In addition, under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon a Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all short-term trading will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Neither the Trust nor its Funds accommodate Frequent Trading. However, none of these tools alone, nor all of them taken together, can eliminate the possibility that Frequent Trading activities will occur. The Funds may consider the trading history of accounts under common ownership or control in any Fund for the purpose of enforcing these policies.

Written Instructions

To process transactions in writing, your request should be sent to Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323 and must include the following information:

•	The name and class of the Fund(s).
•	The account number(s).
•	The amount of money or number of shares.
•	The name(s) on the account.
•	The signature(s) of all registered account owners (signature guaranteed, if applicable).
•	Your daytime telephone number.

Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

The guarantee must be a “Medallion Signature Guarantee” and must be signed in the name of the guarantor by an authorized person with that person’s title and the date. The Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee your signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the United States.

To protect your accounts from fraud, the following transactions will require a signature guarantee:

•	Transferring ownership of an account.
•	Redeeming by check payable to someone other than the account owner(s).
•	Redeeming by check mailed to an address other than the address of record.
•	Redeeming by check mailed to an address that has been changed without a signature guarantee within the last 30 days.
•	Redeeming by electronic transfer to a bank account other than the bank account of record.

Each shareholder may request the Funds to require a signature guarantee for redemptions greater than $25,000 from your account by completing the applicable section of the Account Application or by calling 800.392.CORE (2673). Once this election has been made, the Funds may only remove it upon receipt of a signature guaranteed letter of instruction.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.
33

Annual Small Balance Account Maintenance Fee – Retail Class Only

The Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by the Funds with a value less than $750 due to either market activity or redemptions. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an active automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with the Funds in multiple accounts (multiple accounts with balances totaling over $10,000 must have the same Social Security number to qualify).

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented on page [60] due to redemptions, a letter may be sent advising you to either bring the value of the shares held in the account up to the minimum or establish an automatic investment of at least $25 per month for Retail Class accounts. If action is not taken within 45 days of the notice, the Retail Class shares held in the account may be redeemed and the proceeds sent by check to your address of record. Institutional Class shares may be exchanged to the Retail Class. The Funds reserve the right to increase the investment minimums.

Involuntary Redemptions

The Funds reserve the right to close an account if the shareholder is deemed to engage in activities relating to the Funds that are illegal or otherwise believed to be detrimental to a Fund.

Right to Delay Delivery & Redeem In-Kind

The Funds reserve the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash. Shareholders who receive a redemption-in-kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their securities, particularly where securities are sold prior to maturity. Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Address Changes

To change the address on your account, call 800.392.CORE (2673) or send a written request signed by all account owners. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 800.392.CORE (2673).

Quarterly Consolidated Statements and Shareholder Reports

The Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you no later than February 15 of each year and filed with the IRS.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated Prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds.

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports and Prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or Prospectuses should call 800.392.CORE (2673) or write to us at Westcore Funds, P.O. Box 44323, Denver, CO 80201. In addition, shareholders have the option to discontinue printed and mailed account statements and/or shareholder reports in favor of electronic versions which may be accessed on the Funds’ website through a link contained in an email sent to the shareholder. Shareholders must “opt-in” for this service by following the instructions on the website at www.westcore.com.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.
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Non-receipt of Purchase Wire/Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Disclosure of Fund Holdings

The Statement of Additional Information (“SAI”) contains a complete description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities. All of the Funds’ holdings are posted on the Funds’ website at www.westcore.com on or around the 15th of each month. Information on the Funds’ top ten holdings may be posted earlier than the complete holdings.

Price of Fund Shares

All purchases, redemptions and exchanges will be processed at the net asset value (“NAV”) next calculated after your request is received in good order by the transfer agent or certain authorized financial intermediaries in proper form. A Fund’s NAV is determined as of the close of regular trading on the Exchange, currently 4:00 p.m. Eastern Standard Time, on each day that the Exchange is open. In order to receive that day’s price, your request must be received by the transfer agent or certain authorized financial intermediaries by the close of regular trading on the Exchange on that day. If not, your request will be processed at the Fund’s NAV at the close of regular trading on the next business day. To be in good order, your request must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. In the event the Exchange does not open for business because of an emergency, the Funds may, but are not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call 800.392.CORE (2673).

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

The Funds have authorized financial intermediaries to accept on its behalf purchase and redemption orders made through a mutual fund supermarket. Such financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on behalf of the Funds.

The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV that is subsequently adjusted, and recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, provided that such reprocessing commences upon determination of a NAV adjustment and proceeds until fully implemented.

A Fund’s NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund’s investments are generally valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith under the direction of the Board. If any security is valued using fair value pricing, a Fund’s value for that security is likely to be different from the last quoted market price and from the prices used by other mutual funds to calculate their net asset values.

Valuation

Valuing Domestic Securities
Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. However, securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market, for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. There are very limited circumstances in which domestic securities are expected to use fair value pricing (for example, if the exchange on which a security is principally traded closes early, if trading in a particular security was halted during the day and did not resume prior to the valuation time or when investing in restricted or private placement securities with no readily available market price). Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Valuing Foreign Securities
Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal foreign exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the most recent exchange rate prior to the valuation time provided by the Funds’ independent pricing service. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell shares. Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the valuation time that is likely to materially affect a Fund’s net asset value (i.e., a “significant event”), the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to, company-specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. The primary objective of fair value pricing with respect to foreign securities is to minimize the possibilities for time-zone arbitrage.
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Valuing Fixed Income Obligations
Fixed income obligations generally do not have readily available market quotations. As such, the Funds employ an independent pricing service selected by the Adviser, and approved by the Board, that may provide “evaluated” prices using generally accepted pricing methodologies. Prices obtained from the pricing service utilize both dealer-supplied valuations when available, and modeling techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Municipal securities are generally valued at the “evaluated” bid and all other fixed income obligations are generally valued at the mean between the “evaluated” bid and ask prices. If the Adviser concludes that the “evaluated” price is unreliable or if the independent pricing service cannot provide a valuation for the security, the security may be valued using quotations from at least one broker-dealer selected by the Adviser or the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board.

Derivatives
Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with a financial intermediary (your “Service Organization”). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares. Retail Class Accounts offered through a Service Organization may require different minimum initial and subsequent investments than Westcore Funds requires. Institutional Class accounts offered through a Service Organization may meet the $250,000 minimum investment amount by aggregating multiple accounts within a Fund; however, each separate account must meet a minimum investment requirement of $10,000. Exceptions to the Institutional Class minimums may apply for intermediaries in a fiduciary role with respect to retirement assets under applicable Department of Labor regulation, qualified retirement plans and other account types with lower or no networking and/or omnibus fees charged to the Funds.

The Funds reserve the right to change the amount of minimums through Service Organizations from time to time or to waive them in whole or in part.

Service Organizations may also impose additional charges and restrictions, earlier cut-off times or different transaction policies and procedures, including more or less stringent policies, with respect to charging redemption fees from those applicable to shareholders that invest in Westcore Funds directly. Shareholders investing through Service Organizations should inquire about such policies prior to investing. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. The Westcore Funds are not responsible for the failure of any Service Organization to carry out its obligations to its customers.

Certain Service Organizations may charge networking and/or omnibus account fees with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (“NSCC”) or similar systems. These fees may be paid by the Funds either directly to the Service Organizations or to the Administrators, which they use to reimburse the Service Organizations.

A Service Organization may receive fees from each Fund or the Adviser for providing services to the Fund or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Fund or the Adviser with respect to their customers’ assets invested in the Fund. Payments made by the Adviser are predominantly based on current assets serviced by the Service Organization, but they may be based on other measures, such as number of participants in a retirement plan. The amount of these payments, as determined from time to time by the Adviser, may be substantial, and may differ for different Service Organizations depending on service levels, depth of relationship and product. The Adviser may also share certain marketing expenses with, or pay for or sponsor, informational meetings, seminars or client appreciation events for such Service Organizations or financial intermediaries using such Service Organizations to raise awareness of the Funds. The receipt (or prospect of receiving) payments described above may provide a Service Organization, its salespersons or financial intermediaries using such Service Organizations with an incentive to favor sales of Fund shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives payments in lower amounts. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations of the Funds.
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DISTRIBUTIONS AND TAXES

Distributions

A Fund’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term capital gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule
Fund	Income Dividends	Capital Gains
Westcore Small-Cap Growth Fund
Westcore Small-Cap Growth Fund II
Westcore Mid-Cap Value Dividend Fund
Westcore Mid-Cap Value Dividend Fund II
Westcore Smid-Cap Value Dividend Fund
Westcore Small-Cap Value Dividend Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
	Generally declared and paid annually	Declared and paid at least annually and generally in December
Westcore Global Large-Cap Dividend Fund Westcore Large-Cap Dividend Fund	Generally declared and paid quarterly	Declared and paid at least annually and generally in December
Westcore Flexible Income Fund Westcore Plus Bond Fund Westcore Municipal Opportunities Fund Westcore Colorado Tax-Exempt Fund	Declared and paid monthly	Declared and paid at least annually and generally in December

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by mail to the appropriate address listed under “How to Contact Westcore Funds,” calling 800.392.CORE (2673), or online at www.westcore.com.

Taxes

U.S. Federal Income Taxes
The following is a summary of certain tax considerations under current law, which may be subject to change, possibly with retroactive effect. The following summarizes the U.S. federal income tax consequences of investments in the Funds for U.S. persons only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. Shareholders that are partnerships or nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment. This summary is general in nature and you should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

This discussion is based on the assumption that the Funds will qualify under Subchapter M of the Code as regulated investment companies.

Each Fund intends to declare as dividends all or substantially all of its taxable income, including its net capital gain (i.e., the excess of long-term capital gain over short-term capital loss).

Distributions attributable to the net capital gain of a Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held. Currently, an individual’s net long-term capital gain is subject to a maximum tax rate of 20%.

Other than distributions of net long-term capital gain, Fund distributions (except for exempt-interest dividends, discussed below) will generally be taxable as ordinary income or, if so designated by a Fund, as “qualified dividend income” taxable to individual shareholders at a maximum twenty percent (20%) tax rate, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares. The amount of distributions from a Fund that will be eligible for the “qualified dividend income” lower rate, however, cannot exceed the amount of dividends received by a Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent that dividends from a Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, Code section 988 transactions or are short-term capital gains, such dividends will not be eligible for the lower rate. Nonetheless, if at least ninety-five percent (95%) of the Fund’s “gross income” is from qualifying dividends, then one hundred percent (100%) of its distributions will be eligible for the lower rate. For these purposes, a Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the net short-term capital gain from such dispositions exceeds the net long-term capital loss from such dispositions.
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Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions paid to you.

If a dividend or distribution is made shortly after the purchase of Fund shares, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of your initial investment. This is known as “buying into a dividend.”

Shareholders of a Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the applicable Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if your holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether such shares had a short-term or long-term holding period. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. In the absence of an election by a shareholder to elect otherwise from among the available IRS-accepted cost basis methods, the Funds will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

Any distributions on, sales, exchanges or redemptions of, shares held in an IRA (or other tax-qualified plan) are not currently taxable.

Fund dividends paid to corporate shareholders that are attributable to “qualifying dividends” received from U.S. domestic corporations may be eligible for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

The Westcore Colorado Tax-Exempt Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are attributable to income on bonds that are acquired at a “market discount,” and distributions of short-term and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Westcore Colorado Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

A portion of the exempt-interest dividends paid by the Westcore Colorado Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by a shareholder are subject to federal income taxes.

If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The Westcore Global Large-Cap Dividend and Westcore International Small-Cap Funds will likely be, and other Funds may be, subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. In certain situations, a Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability or (2) take such amount as an itemized deduction.

A Medicare surtax of 3.8% will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional tax will be reported on, and paid with, your federal income tax return.

A shareholder of a Fund may be subject to backup withholding on any distributions of income (including exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder (1) has provided either an incorrect tax identification number or no such number, (2) is subject by the IRS to backup withholding for failure to properly report payments of interest or dividends, (3) has failed to certify that the shareholder is not subject to backup withholding, or (4) has not certified that the shareholder is a U.S. person. The backup withholding rate is currently 28%.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.
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An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Colorado State Income Taxes
The following summary addresses only the Colorado state income tax consequences to U.S. persons who are subject to Colorado state income tax and who invest in the Westcore Colorado Tax-Exempt Fund.

The Westcore Colorado Tax-Exempt Fund intends to invest substantially all of its assets in tax-exempt obligations of the state of Colorado and its political subdivisions. Shareholders who are subject to Colorado state income tax generally will not be subject to Colorado income tax on dividends paid by the Westcore Colorado Tax-Exempt Fund to the extent that the dividends are attributable to exempt-interest income of the Westcore Colorado Tax-Exempt Fund from such obligations. However, to the extent dividends are not attributable to exempt-interest income, such as distributions of short-term or long-term capital gain or non-exempt interest income, shareholders will not be exempt from Colorado income tax, except to the extent that the distributions represent interest income from U.S. Government securities or securities of certain U.S. possessions or constitute a tax-free return of principal.

Colorado imposes an alternative minimum tax on individuals, estates and trusts that is based, in part, on such taxpayer’s federal alternative minimum taxable income. To the extent that exempt interest income of the Westcore Colorado Tax-Exempt Fund is includible in such taxpayer’s federal alternative minimum taxable income, it should not be includible in Colorado alternative minimum taxable income. Colorado imposes no alternative minimum tax on corporations.

Gain on the sale, exchange, or other disposition of the Westcore Colorado Tax-Exempt Fund shares will generally be subject to Colorado income tax to the extent such gain is includible in federal taxable income. Colorado currently taxes all such gain at a flat rate of 4.63%, regardless of the character of the gain for federal income tax purposes. Loss on a sale, exchange or other disposition of the Westcore Colorado Tax-Exempt Fund shares will generally be subject to the limitations on capital losses described in Section 1211 of the Code.

Shareholders of the Westcore Colorado Tax-Exempt Fund should consult their tax advisers about these and other state and local tax consequences of their investment in the Westcore Colorado Tax-Exempt Fund.

Other State and Local Income Taxes
Shareholders may also be subject to other state and local income taxes on distributions and redemptions. Depending on the laws of a particular state, such income taxes may not apply to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or locality tax jurisdiction. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.
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MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of each Fund are managed under the direction of the Trust’s Board. The SAI contains information about the Board.

Investment Adviser

Denver Investments, with principal offices at 370 17th Street, Suite 5000, Denver, Colorado, 80202, serves as the investment adviser to the Funds. Denver Investments was originally founded in 1958 as a wholly owned subsidiary of a regional bank and was organized in 1994 as a management-owned Colorado limited liability company. As of March 31, 2017, it had approximately [$7.7 billion] in assets under management, including approximately [$2.5 billion] for [15] investment company portfolios.

Denver Investments provides a continuous investment program for the Funds, including investment research and management. Denver Investments makes investment decisions for the Funds and places orders for all purchases and sales of the Funds’ portfolio securities.

Management Expenses

For the fiscal year ended December 31, 2016, each Fund paid the Adviser an advisory fee. The effective advisory fees are set forth below and are expressed as an annual percentage of a Fund’s average daily net assets. To the extent that the Adviser waives fees to maintain the maximum Net Annual Fund Operating Expenses, it waives the Advisory Fee first then its portion of the Administration Fee second. The effective advisory fee shown below represents the aggregate fee earned by the Adviser for both the retail and institutional classes, after applicable class waivers. Additional information regarding the basis for the Board’s approval of the investment advisory agreements for the Funds is available in the Funds’ Annual Report to shareholders.

Fee Schedule	Effective Advisory Fees
Westcore Small-Cap Growth Fund	0.00%
Westcore Small-Cap Growth Fund II	0.65%
Westcore Global Large-Cap Dividend Fund	0.47%
Westcore Large-Cap Dividend Fund	0.58%
Westcore Mid-Cap Value Dividend Fund	0.75%
Westcore Mid-Cap Value Dividend Fund II	0.63%
Westcore Smid-Cap Value Dividend Fund	0.80%
Westcore Small-Cap Value Dividend Fund	0.91%
Westcore Micro-Cap Opportunity Fund	0.64%
Westcore International Small-Cap Fund	1.08%
Westcore Flexible Income Fund	0.30%
Westcore Plus Bond Fund	0.20%
Westcore Municipal Opportunities Fund	0.40%
Westcore Colorado Tax-Exempt Fund	0.28%

Investment Personnel

For additional information regarding investment personnel compensation, other accounts managed, and ownership of securities in the Funds, please see the SAI.

Westcore Small-Cap Growth Fund
The Westcore Small-Cap Growth Fund (the “Fund”) is managed by Mr. Brian C. Fitzsimons, CFA, Portfolio Manager and Director of Small-Cap Growth Research, Mr. Mitch S. Begun, CFA, Portfolio Manager, and Mr. Adam C. Bliss, Portfolio Manager, who are all members of the Small-Cap Growth team. This team is further supported by the dedicated analyst on the team. Each portfolio manager is assigned specific industries to focus their research efforts. Any Small-Cap Growth team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Small-Cap Growth team to determine whether it is compatible with the Fund’s investment objective. The portfolio managers will generally reach a decision to buy or sell a security; however Mr. Fitzsimons, as director of Small-Cap Growth research, has ultimate responsibility for the final decision to buy or sell a security.
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Westcore Small-Cap Growth Fund II
The Westcore Small-Cap Growth Fund II (the “Fund”) is managed by Mr. Brian C. Fitzsimons, CFA, Portfolio Manager and Director of Small-Cap Growth Research, Mr. Mitch S. Begun, CFA, Portfolio Manager, and Mr. Adam C. Bliss, Portfolio Manager, who are all members of the Small-Cap Growth team. This team is further supported by the dedicated analyst on the team. Each portfolio manager is assigned specific industries to focus their research efforts. Any Small-Cap Growth team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Small-Cap Growth team to determine whether it is compatible with the Fund’s investment objective. The portfolio managers will generally reach a decision to buy or sell a security; however Mr. Fitzsimons, as director of Small-Cap Growth research, has ultimate responsibility for the final decision to buy or sell a security.

Westcore Global Large-Cap Dividend Fund
The Westcore Global Large-Cap Dividend Fund (the “Fund”) is managed by Mr. Troy Dayton, CFA, and Mr. Derek R. Anguilm, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Mr. Paul A. Kuppinger, CFA, Ms. Lisa Z. Ramirez, CFA, and Mr. Alex A. Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

Westcore Large-Cap Dividend Fund
The Westcore Large-Cap Dividend Fund (the “Fund”) is managed by Mr. Derek R. Anguilm, CFA, and Mr. Troy Dayton, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA and Mr. Alex A Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

Westcore Mid-Cap Value Dividend Fund
The Westcore Mid-Cap Value Dividend Fund (the “Fund”) is managed by Mr. Derek R. Anguilm, CFA, and Mr. Troy Dayton, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA and Mr. Alex A Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

Westcore Mid-Cap Value Dividend Fund II
The Westcore Mid-Cap Value Dividend Fund II (the “Fund”) is managed by Mr. Derek R. Anguilm, CFA, and Mr. Troy Dayton, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA and Mr. Alex A Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

Westcore Smid-Cap Value Dividend Fund
The Westcore Smid-Cap Value Dividend Fund (the “Fund”) is managed by Mr. Derek R. Anguilm, CFA, and Mr. Troy Dayton, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA and Mr. Alex A Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

Westcore Small-Cap Value Dividend Fund
The Westcore Small-Cap Value Dividend Fund (the “Fund”) is managed by Mr. Derek R. Anguilm, CFA, and Mr. Troy Dayton, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA and Mr. Alex A Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

Westcore Micro-Cap Opportunity Fund
The Westcore Micro-Cap Opportunity Fund (the “Fund”) is managed by Mr. Paul A. Kuppinger, CFA. Mr. Kuppinger is primarily responsible for the day-to-day management of the Fund, including the development and ongoing application of Denver Investments’ proprietary quantitative model.

Westcore International Small-Cap Fund
The Westcore International Small-Cap Fund (the “Fund”) is managed by Denver Investments’ International team. Mr. John C. Fenley, CFA, Portfolio Manager, serves as the Director of International research. Mr. Fenley is supported by Mr. Jeremy A. Duhon, CFA, Portfolio Manager. The portfolio managers are further supported by research analysts. The portfolio managers recommend purchase and sell decisions for the Fund and then meet as a team to discuss and review these recommendations to determine whether the recommendations are compatible with the Fund’s investment objective. The International team typically seeks to reach a consensus on all investment decisions.

Westcore Flexible Income Fund
The Westcore Flexible Income Fund (the “Fund”) is managed by Mr. Troy A. Johnson, CFA, Portfolio Manager, Director of Fixed Income Research, Credit Research Analyst and Mr. Gregory M. Shea, CFA, Portfolio Manager, Credit Research Analyst. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the Fund’s investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security.
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Westcore Plus Bond Fund
The Westcore Plus Bond Fund (the “Fund”) is managed by Mr. Kenneth A. Harris, CFA, Portfolio Manager, Director of Fixed Income Portfolio Management, Analyst and Mr. Troy A. Johnson, CFA, Portfolio Manager, Director of Fixed Income Research, Credit Research Analyst. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the Fund’s investment objective. Mr. Johnson or Mr. Harris then must approve the recommendation to buy or sell a security. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security. Mr. Harris, as director of Fixed Income portfolio management, does have the ability to override any such decision.

Westcore Municipal Opportunities Fund
Westcore Municipal Opportunities Fund (the “Fund”) is managed by Mr. Kenneth A. Harris, CFA, Portfolio Manager, Director of Fixed Income Portfolio Management, Analyst and Mr. Nicholas J. Foley, Portfolio Manager, Municipal Credit Analyst/Trader. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the Fund’s investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security.

Westcore Colorado Tax-Exempt Fund
The Westcore Colorado Tax-Exempt Fund (the “Fund”) is managed by Mr. Kenneth A. Harris, CFA, Portfolio Manager, Director of Fixed Income Portfolio Management, Analyst and Mr. Nicholas J. Foley, Portfolio Manager, Municipal Credit Analyst/Trader. They are supported by the remaining investment professionals within the Fixed Income team. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security.

Portfolio Managers

Mitch S. Begun, CFA has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013 and of the Westcore Small-Cap Growth Fund II since December 27, 2016. He is a partner and portfolio manager at Denver Investments and is an analyst on the Small-Cap Growth team. Prior to joining the firm in 2003, Mr. Begun worked as an equity research associate at Raymond James & Associates. Mr. Begun received a BSBA from the University of North Carolina at Chapel Hill. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Adam C. Bliss has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013 and of the Westcore Small-Cap Growth Fund II since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is an analyst on the Small-Cap Growth team. Prior to joining the firm in 2004, Mr. Bliss was a co-portfolio manager and equity analyst at Berger Funds where he entered the investment field at the beginning of his career. He received a BSBA from Saint Mary’s College of California and an MBA from the University of Denver.

Brian C. Fitzsimons, CFA has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013 and of the Westcore Small-Cap Growth Fund II since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is director of Small-Cap Growth research. Prior to joining the firm in 2005, Mr. Fitzsimons was a finance manager at Newmont Capital Ltd. from 2004 to 2005, an equity analyst at A.G. Edwards & Sons, Inc. from 2002 to 2004, and an equity analyst at Berger Funds during 2002. He received a BS from Metropolitan State College of Denver and an MBA from the University of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Mark M. Adelmann, CFA, CPA has been a portfolio manager of the Westcore Global Large-Cap Dividend Fund since June 3, 2002, the Westcore Mid-Cap Value Dividend Fund since October 1, 2002, the Westcore Small-Cap Value Dividend Fund since December 13, 2004, the Westcore Smid-Cap Value Dividend Fund since December 15, 2016, and of the Westcore Large-Cap Dividend Fund and Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. Mr. Adelmann is also a partner and portfolio manager at Denver Investments and is an analyst on the Value team. Prior to joining the firm in 1995, he worked with Deloitte & Touche for 14 years in auditing and financial reporting and achieved the level of senior manager. Mr. Adelmann received a BS from Oral Roberts University. He is a Certified Public Accountant and is a member of the American Institute of CPAs. He is also a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Derek R. Anguilm, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend and the Westcore Mid-Cap Value Dividend Funds since October 1, 2003, the Westcore Small-Cap Value Dividend Fund since December 13, 2004, the Westcore Smid-Cap Value Dividend Fund since December 15, 2016, and of the Westcore Large-Cap Dividend Fund and the Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is a co-director of Value research. Mr. Anguilm started at Denver Investments in 2000 and joined the Value team in 2001. Prior to joining the firm, he was a research assistant at Everen Securities for one year. Mr. Anguilm received a BS from Metropolitan State College of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Troy Dayton, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend and the Westcore Mid-Cap Value Dividend Funds since October 1, 2002, the Westcore Small-Cap Value Dividend Fund since December 13, 2004, the Westcore Smid-Cap Value Dividend Fund since December 15, 2016, and of the Westcore Large-Cap Dividend Fund and the Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is a co-director of Value research. Prior to joining the firm in 2002, Mr. Dayton was an equity research analyst with Jurika and Voyles and an equity research associate at Dresdner RCM Global Investors. He also worked as a trading support officer for Citibank’s Global Asset Management Department in London, England. Mr. Dayton received a BSB from Colorado State University. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.
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Paul A. Kuppinger, CFA has been a portfolio manager of the Westcore Micro-Cap Opportunity Fund since June 23, 2008, the Westcore Global Large-Cap Dividend Fund since April 30, 2014, and of the Westcore Large-Cap Dividend Fund since December 27, 2016. He is also a vice president, portfolio manager and quantitative analyst at Denver Investments. Prior to joining the firm in 2006, Mr. Kuppinger spent 17 years in the wealth management business, most recently as a principal, chief investment officer, and chief compliance officer at Rocky Mountain Wealth Advisors. He also has held positions of vice president of research for Curian Capital for one year and director of research for Prima Capital for four years. Prior to that, he worked for KPMG’s Investment Advisory Practice, where he built the investment and operations platform. Mr. Kuppinger received a BA from The Colorado College and an MBA from the University of Colorado. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Lisa Z. Ramirez, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend, the Westcore Mid-Cap Value Dividend, and the Westcore Small-Cap Value Dividend Funds since April 30, 2009, the Westcore Smid-Cap Value Dividend Fund since December 15, 2016, and of the Westcore Large-Cap Dividend Fund and the Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. She is also a partner and portfolio manager at Denver Investments and an analyst on the Value team. Prior to joining the Value team in 2005, Ms. Ramirez was with the Mid-Cap Growth equity team for eight years. Prior to joining the Mid-Cap Growth equity team Ms. Ramirez started her career at Denver Investments as a portfolio administrator. She received a BS from the University of Colorado at Denver and an MBA from Regis University. Ms. Ramirez is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Alex A. Ruehle, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend Fund since April 30, 2014, the Westcore Mid-Cap Value Dividend and the Westcore Small-Cap Value Dividend Funds since April 29, 2016, the Westcore Smid-Cap Value Dividend Fund since December 15, 2016, and of the Westcore Large-Cap Dividend Fund and the Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. He is a partner and portfolio manager at Denver Investments and an analyst on the Value team. Mr. Ruehle joined Denver Investments in 2008. He received a BS and an MBA from the University of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

John C. Fenley, CFA has been a portfolio manager of the Westcore International Small-Cap Fund since October 1, 2003. He is also a partner and portfolio manager at Denver Investments and is the director of International portfolio management. Prior to joining the firm in 2000, Mr. Fenley worked for three years as a vice president of research at Hansberger Global Investors. He also was a vice president and portfolio manager at Sun Trust Bank for two years, and a portfolio manager and equity analyst at the Fifth Third Bank for five years. Mr. Fenley received a BA from Vanderbilt University and an MBA from Duke University. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Jeremy A. Duhon, CFA has been a portfolio manager of the Westcore International Small-Cap Fund since April 30, 2009. He is also a partner and portfolio manager at Denver Investments and is the director of International portfolio research. Prior to joining the firm in 2004, Mr. Duhon worked as a senior investment fellow at El Pomar Foundation for two years. He received a BA from Pomona College. Mr. Duhon is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Troy A. Johnson, CFA has been a portfolio manager of the Westcore Plus Bond Fund since April 30, 2014 and the Westcore Flexible Income Fund since April 30, 2009. He is also a partner, portfolio manager and credit research analyst at Denver Investments and is the director of Fixed Income research. Prior to joining the firm in 2007, Mr. Johnson worked as a portfolio manager and analyst at Quixote Capital Management for six years, specializing in risk arbitrage. He also performed credit analysis of investment-grade and high-yield issues while ultimately serving as the senior fixed income analyst during his eight years at Invesco Funds Group, Inc. Mr. Johnson received a BS from Montana State University and an MS from the University of Wisconsin. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Kenneth A. Harris, CFA has been a portfolio manager of the Westcore Municipal Opportunities Fund since December 15, 2016, the Westcore Plus Bond Fund since May 10, 2016, and the Westcore Colorado Tax-Exempt Fund since June 1, 2005. He is also a partner, portfolio manager and analyst at Denver Investments and is director of the Fixed Income portfolio management. Prior to joining the firm in 2000, Mr. Harris was the treasurer of Blue Cross and Blue Shield of Colorado. Mr. Harris received a BBA from the University of Arizona and an MBA from the University of Colorado at Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Mr. Gregory M. Shea, CFA has been a portfolio manager of the Westcore Flexible Income Fund since May 10, 2016. He is also a vice president, portfolio manager and credit research analyst on the Fixed Income team at Denver Investments. Prior to joining the firm in 2008, Mr. Shea worked as a high-yield credit analyst at Lehman Brothers Asset Management for four years. He also worked as an investment banking analyst at Banc of America Securities LLC for one year and held a bank credit analyst position at Bank of America for two years. Mr. Shea received a BS and MSBA from Washington University. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Mr. Nicholas J. Foley has been a portfolio manager of the Westcore Municipal Opportunities Fund since December 15, 2016 and the Westcore Colorado Tax-Exempt Fund since May 10, 2016. His is also a vice president, portfolio manager, municipal credit analyst and trader on the Fixed Income team at Denver Investments. Prior to joining the firm in 2012, Mr. Foley was an associate portfolio manager and lead fixed income trader at the Bank of the West/BNP Paribas Group and a financial analyst with Janus Capital Group. Prior to that, he was a senior analyst at Washington Mutual Bank. Mr. Foley received a BA from Gonzaga University.

Co-Administrators

ALPS Fund Services, Inc. (“ALPS”) and the Adviser serve as co-administrators (“Administrators”) to the Funds and receive fees in such capacity. ALPS has also agreed to maintain the financial accounts and records of each Fund, to compute the net asset value and certain other financial information relating to each Fund and provide transfer agency services to each Fund.
43

Each Fund has agreed to reimburse the Adviser for a portion of the payments it makes to certain Service Organizations for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Fund is intended to not exceed the estimated costs that would be incurred by the Fund if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

To determine the Periodic Reimbursement Amount, the Fund’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a periodic basis but no later than quarterly as follows (“Effective Rate”):

Fund Retail Class Transfer Agency Costs divided by Fund Retail Class Assets serviced directly by the Fund’s transfer agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts as of the most recent practical date (typically quarter end) to calculate the Periodic Reimbursement Amount.

The Periodic Reimbursement Amount is then accrued on a daily basis as an expense to the Fund until the next Periodic Reimbursement calculation is made.
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FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for each period of the Fund’s operations presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [            ], whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.

[To be updated by subsequent amendment]
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APPENDIX - BOND RATING CATEGORIES

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation
Aaa
Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

A
Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.
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STANDARD & POOR’S RATINGS GROUP, DIVISION OF MCGRAW HILL

Bond Rating	Explanation
AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C
A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D
An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: The ratings from “AA” through “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
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WHERE TO FIND MORE INFORMATION

More information about the Westcore Funds is available to you upon request and without charge.

ANNUAL AND SEMI-ANNUAL REPORT

The Annual and Semi-Annual Reports provide additional information about the Funds’ investments, performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds’ Annual Report, Semi-Annual Report or SAI. They may also request other information about the Funds and make shareholder inquiries.

Write to:	Westcore Funds 1290 Broadway Suite 1100 Denver, CO 80203

By phone:	800.392.CORE (2673)

Web:	www.westcore.com

Information about the Funds (including the Funds’ SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Westcore Funds Investment Company Act File No. is 811-03373
Funds distributed by ALPS Distributors, Inc.
48

WESTCORE TRUST

Statement of Additional Information

for

Funds	Ticker Symbols
	Retail Class	Institutional Class
WESTCORE EQUITY FUNDS
Westcore Small-Cap Growth Fund	WTSGX	WISGX
Westcore Small-Cap Growth Fund II*	--	WTSLX
Westcore Global Large-Cap Dividend Fund	WTMVX	WIMVX
Westcore Large-Cap Dividend Fund*	WTEIX	WILGX
Westcore Mid-Cap Value Dividend Fund	WTMCX	WIMCX
Westcore Mid-Cap Value Dividend Fund II*	WTMGX	WIMGX
Westcore Smid-Cap Value Dividend Fund	WTSDX	WISDX
Westcore Small-Cap Value Dividend Fund	WTSVX	WISVX
Westcore Micro-Cap Opportunity Fund	WTMIX	--
Westcore International Small-Cap Fund	WTIFX	WIIFX

WESTCORE BOND FUNDS
Westcore Flexible Income Fund	WTLTX	WILTX
Westcore Plus Bond Fund	WTIBX	WIIBX
Westcore Municipal Opportunities Fund	WTTAX	WITAX
Westcore Colorado Tax-Exempt Fund	WTCOX	WICOX

Retail Class and Institutional Class

April 30, 2017

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Funds’ prospectus dated April 30, 2017, as the same is revised from time to time (the “Prospectus”), and is incorporated by reference in its entirety into the Prospectus for the Retail Class and Institutional Class, as applicable, of each particular Fund. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely based upon the information contained herein. Copies of the Funds’ Prospectus for the Retail Class and Institutional Class (as applicable) may be obtained by calling 800.392.CORE (2673) or by writing ALPS Distributors, Inc. (“ADI”) at Westcore Funds, P.O. Box 44323, Denver, CO 80201. The Financial Statements and Financial Highlights of each of the Funds of the Trust and the report of the Trust’s Independent Registered Public Accounting Firm (the “Independent Auditor”) thereon in this SAI are incorporated by reference from the Funds’ Annual Report, which contains additional performance information and may be obtained without charge by writing to the address above or calling the toll-free number above. No other part of the Annual Report is incorporated herein by reference. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

*	Effective as of December 27, 2016:
Westcore Growth Fund changed its name to Westcore Large-Cap Dividend Fund;
Westcore MIDCO Growth Fund changed its name to Westcore Mid-Cap Value Dividend Fund II; and
Westcore Select Fund changed its name to Westcore Small-Cap Growth Fund II

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THE TRUST

The Westcore Trust (the “Trust”) is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company. The Trust’s predecessor was originally incorporated in Maryland on January 11, 1982.

The Trust is authorized to issue separate classes of shares representing interests in separate investment portfolios. This SAI pertains to the Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund (each, a “Fund” and collectively, the “Funds”). The Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund and Westcore International Small-Cap Fund are sometimes referred to as the “Westcore Equity Funds” or “Equity Funds.” The Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund are sometimes referred to as the “Westcore Bond Funds” or “Bond Funds.” The Westcore Funds offer both Retail and Institutional Classes in this SAI, except the Westcore Micro-Cap Opportunity Fund, which only offers the Retail Class and the Westcore Small-Cap Growth Fund II, which only offers the Institutional Class. Effective as of December 27, 2016 the Westcore Growth Fund changed its name to Westcore Large-Cap Dividend Fund; the Westcore MIDCO Growth Fund changed its name to Westcore Mid-Cap Value Dividend Fund II; and the Westcore Select Fund changed its name to Westcore Small-Cap Growth Fund II. For information concerning any investment portfolios offered by the Trust, contact Westcore Funds, P.O. Box 44323, Denver, CO 80201 or call 800.392.CORE (2673).

INVESTMENT LIMITATIONS

The Funds (other than Westcore Colorado Tax-Exempt Fund, which is non-diversified) are diversified portfolios of the Trust.

The Prospectus for the Funds describes the Funds’ investment objectives. The following information supplements and should be read in conjunction with the description of the investment objectives, principal strategies and principal risks for each Fund in the Prospectus.

The following investment limitations are “fundamental” limitations, unless otherwise noted, which means a Fund may not change any of them without the approval of a majority of the holders of the Fund’s outstanding shares (as defined under “Miscellaneous” below). Unless expressly stated in the Prospectus or the SAI, the other investment restrictions contained in the Prospectus or SAI are not fundamental limitations.

The Westcore Equity or Westcore Bond Funds (other than the Westcore Colorado Tax-Exempt Fund) may not, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder or applicable orders of the U.S. Securities and Exchange Commission (the “SEC”), and any applicable exemptive relief, and as such statute, rules, regulations or orders may be amended from time to time, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or the Trust, except that up to 25% of the value of the Fund’s total assets may be invested without regard to these limitations.

Additional fundamental investment limitations for each Fund (except the Westcore Large-Cap Dividend Fund and the Westcore Plus Bond Fund) are listed below. With the exceptions noted below, the Funds may not:

1. Purchase or sell real estate, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time. The Fund may also purchase and sell securities of issuers that deal in real estate and may purchase and sell securities that are secured by interests in real estate.

2. Act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”) in connection with the purchase and sale of securities owned by the Fund.

3. Borrow money or issue senior securities, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time.

4. Make loans, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations and orders may be amended from time to time.

5. Purchase or sell commodities, commodities contracts, futures contracts, options or forward contracts, except to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

6.   Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.*

For the purposes of limitation No. 4, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees.

For the purposes of limitation No. 5, all swap agreements and other derivative investments that were not classified as commodities or commodity contracts prior to the adoption of the Dodd-Frank Wall Street Reform and Consumer Protection Act are not deemed to be commodities or commodity contracts.

For the purposes of limitation No. 6, the Trust currently intends to use the industry classifications utilized by Denver Investments (the “Adviser”) within the investment team’s portfolio management processes. The use of any particular classification system is not a fundamental policy of the Fund. In light of the current state of these regulatory requirements, each Fund does not concentrate 25% or more of its total assets in any particular industry or group.

*Solely with respect to the Westcore Municipal Opportunities Fund, fundamental investment limitation No. 6 above is replace with the following:

6. Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time, provided that municipal bonds shall not be regarded as an industry or group of industries for purposes of the foregoing.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.
If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

As a non-fundamental policy, each of the Funds (except the Westcore Large-Cap Dividend Fund and the Westcore Plus Bond Fund) may not borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 10% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the Prospectus are not deemed to be pledged for purposes of this limitation.

The Westcore Large-Cap Dividend Fund and the Westcore Plus Bond Fund may not:

1. Purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

2. Purchase securities of companies for the purpose of exercising control.

3. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

4. Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as the Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

5. Write or sell put options, call options, straddles, spreads or any combination thereof, except for transactions in options on securities, futures contracts and options on futures contracts.

6. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the Prospectus are not deemed to be pledged for purposes of this limitation.

7. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

8. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to each Fund’s transactions in futures contracts and related options, and (b) each Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options.

10. Purchase any securities that would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) asset-backed securities are considered an industry.

For the purpose of limitation No. 3 above, the phrase “otherwise permitted by the 1940 Act” includes investments that are permitted under Section 12(d) of the 1940 Act and any rules promulgated or exemptive orders issued in connection with that section of the 1940 Act.

For purposes of limitation No. 7 above, permissible lending activities include the lending of portfolio securities subject to and in accordance with policies adopted by the Board of Trustees and “total assets” includes the value of the collateral for the securities on loan.

For the purposes of limitation No. 9, all swap agreements and other derivative investments that were not classified as commodities or commodity contracts prior to the adoption of the Dodd-Frank Wall Street Reform and Consumer Protection Act are not deemed to be commodities or commodity contracts.

For the purposes of limitation No. 10 above, the Trust currently intends to use the industry classifications utilized by the Adviser within the investment team’s portfolio management processes.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.
If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

The Westcore Colorado Tax-Exempt Fund may not:

1. Under normal circumstances, invest less than 80% of the value of its net assets, including the amount of any borrowings for investment purposes, in investments the income on which is exempt from federal income tax. For purposes of this investment limitation, investments the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable.

2. Under normal circumstances, invest less than 80% of the value of its net assets, including the amount of any borrowings for investment purposes, in investments the income on which is exempt from Colorado state income tax.

3. As a non-fundamental policy, write or sell put options, call options, straddles, spreads or any combination thereof.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund’s portfolio securities generally will not constitute a violation, except for the limits on borrowing and illiquid investments.

TYPES OF INVESTMENTS AND OTHER RISKS

The Funds’ principal investment strategies and risks are described in each Fund’s Prospectus. The following details certain types of investments, strategies and certain strategies and non-principal risks that may apply to a Fund. Each Fund reserves the right to invest in other types of securities not described herein as long as they are not precluded by policies discussed elsewhere in the Prospectus and/or this SAI.

Asset-Backed Securities (Westcore Bond Funds other than the Westcore Colorado Tax-Exempt Fund)

These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. Asset-backed securities are issued by either governmental or non-governmental entities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of private issues is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, subordination, over collateralization or a reserve account. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations and credit card receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Funds may also invest in other types of asset-backed securities that may be available in the future.

The calculation of the average weighted maturity of asset-backed securities is based on estimates of average life. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of both interest and principal on the securities are typically made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Collateralized Debt Obligations (Westcore Bond Funds, other than the Westcore Colorado Tax-Exempt Fund)

The Westcore Bond Funds are subject to additional risks in that each may invest in collateralized debt obligations (“CDOs”). CDOs are typically separated into tranches representing different degrees of seniority for repayment. The top tranche of CDOs, which represents the highest credit quality in the pool, has the greatest seniority and pays the lowest interest rate. Lower CDO tranches represent lower degrees of seniority and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CDOs is especially sensitive to the rate of defaults in the collateral pool. These securities are often purchased in private placement transactions, including securities exempt from registration under Rule 144A of the 1933 Act, and may have restrictions on resale making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. The market values of CDOs may be more volatile than those of conventional debt securities.

Commodity Interests

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

Denver Investment Advisors LLC, doing business as Denver Investments (the “Adviser” or “Denver Investments”), intends to comply with the requirements of the CEA by at all times either (i) operating the Funds in a manner consistent with the restrictions of Rule 4.5, including filing, if applicable, a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines, and/or (ii) registering as a CPO with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”).

Corporate Debt Securities (Westcore Bond Funds, other than the Westcore Colorado Tax-Exempt Fund)

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Cybersecurity Risk (All Funds)

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Derivative Instruments

The term derivative covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Derivatives include, but are not limited to, options, futures and options on futures (see additional disclosure below).

The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of hedging, risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the Funds. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Funds will not use derivatives solely for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: (1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (4) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (5) gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of securities prices, interest rates and other economic factors.

The SEC takes the position that transactions that are functionally similar to borrowings or that create leverage exposures can be viewed as issuances of “senior securities” by a Fund. To prevent such transactions being viewed as “senior securities” subject to the 1940 Act prohibition, a Fund may (1) maintain an offsetting investment; (2) segregate liquid assets equal to the value of the Funds’ potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as provided by SEC guidance. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Credit Default Swaps (Westcore Bond Funds). The Funds may enter into credit default swap agreements for investment purposes and to add leverage to their portfolios. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. In connection with credit default swaps in which a Fund is selling protection, a Fund will segregate or “earmark” liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund).

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in their portfolios, in which case such Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

The Funds may enter into credit default swap transactions as either a purchaser or seller up to 5% of the Fund’s net assets in aggregate based on the transaction notional amounts. The funds will only enter into credit default swap transactions with counterparties approved by the Board with ratings at least A1/A+ at the time of the transaction.

Futures. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. Government securities or a single stock (“security future”)), securities indices (“stock index future”), foreign currencies, and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by the Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the CFTC or, with respect to certain funds, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, NFA, SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, the Funds’ investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

Rule 4.5 under the CEA exempts an adviser of a fund that invests in “commodity interests” from registration as a CPO provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating each Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate each Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Futures Contracts on Foreign Currencies. To the extent a Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Funds may take a “short” position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Funds’ portfolio securities. On other occasions, the Funds may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.
Margin Payments. Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract. Initially, the Funds will be required to deposit with the broker or in a segregated account with the Funds’ custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Funds upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when the Funds have purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Funds will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Funds have purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Funds would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, that will operate to terminate the Funds’ position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Funds, and the Funds realize a loss or gain.

Options. The Funds may purchase put and call options and may write covered call and secured put options issued by the Options Clearing Corporation that are listed on a national securities exchange. Such options may relate to particular securities or to various stock or bond indexes, except that the Funds may not write covered call options on an index.

A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option. Writing a secured put option means that the Funds maintains in a segregated account with its custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that the Funds own or have the right to acquire the underlying security, subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index.

Options purchased by a Fund will not exceed 5% of its net assets and options written by a Fund will not exceed 25% of its net assets.

In order to close out call or put option positions, the Funds will be required to enter into a “closing purchase transaction” – the purchase of a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, the Funds will effect a closing purchase transaction to close out any existing call option on that security. If the Funds are unable to effect a closing purchase transaction, they will not be able to sell the underlying security until the option expires or the Funds deliver the underlying security upon exercise.

By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit. In addition, a Fund is not able to sell the underlying security until the option expires or is exercised or a Fund effects a closing purchase transaction by purchasing an option of the same series. If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Funds. If the Adviser is incorrect in its forecast for the underlying security or other factors when writing options, the Funds would be in a worse position than it would have been had the options not been written.

In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. Options with no active secondary market will be included in the calculation of the Fund’s illiquid assets.

Options on Futures Contracts. The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.
Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

Security Futures Contracts. The Funds may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Funds can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Funds can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Funds may take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Funds’ portfolio securities. On other occasions, the Funds may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.
Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Funds’ securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds’ portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks.

The Funds will sell index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Funds expect to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

Structured Securities (Westcore Bond Funds). The Funds may invest in structured securities such as equity-linked structured notes. Equity-linked structured notes are derivative securities that are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Dollar Roll Transactions (Westcore Bond Funds, other than the Westcore Colorado Tax-Exempt Fund)

Each Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. Each Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Each Fund will engage in dollar roll transactions solely for the purpose of acquiring securities for its portfolio and not for investment leverage.

Equity Securities (All Funds except Westcore Colorado Tax-Exempt Fund)

Equity securities generally include common stocks, preferred stocks, securities convertible into common or preferred stocks, warrants to purchase common or preferred stocks and other depositary receipts or foreign equivalents of common or preferred stocks.

Common stocks represent shares of ownership in a company and usually carry voting rights but no guarantee of dividend payments. Preferred stocks generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stocks generally do not carry voting rights.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of weeks, months or years or indefinitely.

Foreign Currency Exchange Transactions (All Funds other than the Westcore Colorado Tax-Exempt Fund)

The Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time. The Funds will purchase foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under a forward currency exchange contract, the Funds would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Forward currency exchange contracts establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. These contracts generally have no deposit requirement and are traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds’ portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to the Funds if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Board.

Forward foreign currency exchange contracts allow the Funds to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. It is thereby possible to focus on the opportunities presented by the security apart from the currency risk. Although these contracts are of short duration, generally between one and twelve months, they frequently are rolled over in a manner consistent with a more long-term currency decision. Although foreign currency hedging transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

The Funds may maintain “short” positions in forward foreign currency exchange transactions whereby the Funds would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to the Funds’ investments, the Funds would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

Illiquid Securities (All Funds)

A Fund will not knowingly invest more than fifteen percent (15%) of the value of its net assets in securities that are illiquid. The Funds consider illiquid securities to be those securities which the Adviser does not believe could be sold in an orderly transaction within seven business days at approximately the value at which they are being carried on a Fund’s books. Illiquid securities include certain securities that are not registered under the Securities Act (“restricted securities”), certain unrestricted securities with limited daily trading volume, as well as repurchase agreements, securities loans and time deposits that are not terminable within seven days and certain municipal leases. A security’s illiquidity might prevent the sale of the security at a time when the Adviser might wish to sell. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s management or performance. In addition, these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities.

Restricted securities will be subject to the 15% limitation unless the Adviser, under the supervision of the Board, determines that a liquid trading market exists. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Restricted securities may be purchased by institutional buyers under Rule 144A. Therefore, the purchase of restricted securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these securities.

The Adviser monitors the liquidity of restricted securities in each of the Funds’ portfolios under the supervision of the Board. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not be determinative: (a) the unregistered nature of a 144A security; (b) the frequency of trades and quotes for the 144A security; (c) the number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers; (d) dealer undertakings to make a market in the 144A security; (e) the nature of the 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the 144A security, the method of soliciting offers and the mechanics of the transfer); and (f) the trading markets for the 144A security.

Investment Companies (All Funds, with certain exceptions)

The Funds may purchase securities issued by other investment companies that invest in high quality, short-term debt securities that determine their NAV per share on the amortized cost or penny-rounding method (i.e., money market funds). In addition, all the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest in other investment companies that invest in a manner consistent with each Fund’s investment objective, generally through the use of exchange-traded funds (“ETFs”). The Funds will limit its investments in accordance with restrictions imposed by the 1940 Act so that, to the extent required by law, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or authority.

As a shareholder of another investment company, the Funds would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds’ investments in investment companies may include various ETFs, subject to the Funds’ investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the New York Stock Exchange and NYSE MKT. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

Investments with Non-U.S. Exposure (All Funds other than the Westcore Colorado Tax-Exempt Fund)

The Funds’ investments may be in securities that are issued by non-U.S. domiciled issuers, non-U.S. traded securities, securities of issuers directly or indirectly exposed to the risks associated with non-U.S. countries including emerging markets, and/or U.S. traded and non-U.S. traded depositary receipts. A single investment may be classified under more than one of these categories, each of which entails consideration of certain risk factors that may have an adverse impact on the Funds’ performance.

Non-U.S. Issuers. Westcore Funds defines “non-U.S. issuers” as foreign governments (or any political subdivision, agency, authority or instrumentality of such government) or if the issuer is organized under the laws of a non-U.S. country.

There may be less publicly available information about non-U.S. issuers than U.S. issuers. Non-U.S. issuers may not be subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to U.S. issuers. Non-U.S. issuers may be subject to rules and regulations, including taxation, that differ significantly from those that apply to U.S. issuers.

In addition, there may be less government regulation of non-U.S. issuers than those issuers domiciled in the United States, and the legal remedies for investors in non-U.S. domiciled issuers may be more limited than the remedies available to those issuers domiciled in the United States. Furthermore, with respect to certain foreign countries, there are risks of political, economic or social instability or diplomatic developments which could adversely affect investments in companies domiciled in those countries. For example, securities of companies domiciled in certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. These companies may also be subject to greater risk of expropriation of private industry and, thus, a partial or total loss of a Fund’s investment in such securities.

Non-U.S. Traded Securities. Westcore Funds defines “non-U.S. traded securities” as those securities of U.S. issuers and non-U.S. issuers that trade in foreign currency and/or exclusively on one or more exchanges located outside of the United States. Non-U.S. traded securities may be subject to special risks associated with trading on a non-U.S. exchange and being denominated in a foreign currency.

Except for the Westcore Global Large-Cap Dividend Fund and the Westcore International Small-Cap Fund, which may invest an unlimited amount in non-U.S. traded securities, each of the Equity Funds may invest up to 10% of its assets in non-U.S. traded securities. Each of the Westcore Flexible Income Fund and Westcore Plus Bond Fund may invest up to 25% of its assets in non-U.S. dollar denominated securities. There are risks and costs involved in investing in non-U.S. traded securities (including securities issued by foreign governments), which are in addition to the usual risks inherent in securities that trade on a U.S. exchange and are denominated in U.S. dollars. Investments in non-U.S. traded securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Non-U.S. traded securities may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability, less government regulation, less public information, security registration requirements and less comprehensive security settlement procedures and regulations. Future political and economic developments, and the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect these securities. These and other factors could make it difficult to effect transactions, potentially causing the Funds to experience losses or miss investment opportunities.

Emerging Markets and Developing Countries. The Funds may invest either directly or indirectly in countries with emerging markets and developing countries. The risks associated with emerging market investments may be different from or greater than the risks associated with investing in developed countries.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. Certain developing countries also may face serious currency exchange constraints.

In addition, there is generally less government supervision and regulation of exchanges, brokers, financial institutions, custodians and issuers in these countries than there is in the United States.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant impact on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund, and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Depositary Receipts. Investments in non-U.S. securities may be in the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities (together, “depositary receipts”). These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company and evidence ownership of underlying non-U.S. domiciled securities. EDRs and GDRs are receipts issued by a non-U.S. bank or financial institution evidencing ownership of underlying U.S. or non-U.S. domiciled securities. Depositary receipts that trade on a non-U.S. exchange, such as EDRs and GDRs, will be considered non-U.S. traded securities for purposes of the 10% investment limitation.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, whereas foreign issuers typically bear certain costs in a sponsored facility. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The lack of information may result in inefficiencies in the valuation of such instruments.

Investments in ADRs do not eliminate all of the risks of trading in non-U.S. domiciled and non-U.S. traded securities. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted. However, by investing in depositary receipts, such as ADRs, a Fund may avoid currency risks during the settlement period for purchases and sales.

Other Investments Potentially Affected By Foreign Exposure. Securities of certain issuers that are domiciled in the United States and trade on a U.S. exchange but have significant operations or relationships in countries other than the United States may be subject to some or all of the risks described above, to the extent of such operations and relationships.

Lower-Rated Securities (All Funds other than the Westcore Colorado Tax-Exempt Fund)

Investments in issuers of securities rated below investment grade (commonly known as “junk bonds”) are considered to be more speculative than securities rated investment grade and higher. Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates, than are investment grade issuers. As a result, the market price of such securities, and the net asset value of a Funds’ shares, may be particularly volatile. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market; (b) their greater sensitivity to interest rate and economic changes, which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities, which may adversely affect the price at which they could be sold; (d) a greater risk of default or price changes because of changes in the issuer’s creditworthiness; (e) the adverse impact that legislation restricting lower-rated securities may have on their market; (f) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Funds may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; and (g) the creditworthiness of issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. If the issuer of a lower-rated debt obligation held by the Funds defaulted, the Funds could incur additional expenses to seek recovery. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Funds’ net asset value per share.

In certain circumstances it may be difficult to determine a lower-rated security’s fair value due to a lack of reliable objective information. This may occur where there is no established secondary market for the security or the security is thinly traded. As a result, a Fund’s valuation of such a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may adversely affect the value and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market. Illiquid or restricted securities held by the Funds may involve special registration responsibilities, liabilities, costs and valuation difficulties.

The ratings of Rating Agencies evaluate the safety of a lower-rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, the Adviser continuously monitors the issuers of lower-rated securities held in a Fund’s portfolio for their ability to make required principal and interest payments. If a security undergoes a rating revision, the Funds involved may continue to hold the security if the Adviser decides this is appropriate.

Master Limited Partnerships (All Funds other than the Westcore Colorado Tax-Exempt Fund)

A master limited partnership is a limited partnership in which the ownership units are publicly traded. Master limited partnership units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Master limited partnerships often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a master limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Additionally, since master limited partnerships generally conduct business in multiple states the Funds can be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact a Fund’s return on its investment in the master limited partnership.

Money Market Instruments (All Funds)

The Funds may invest from time to time in “money market instruments” such as bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including instruments issued or supported by the credit of U.S. or foreign banks. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the instrument to present minimal credit risks, these investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed twenty percent and twenty-five percent respectively, of the Funds’ total assets at the time of purchase.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Investments by the Funds in commercial paper and similar corporate obligations will consist of issues that are rated within the three highest Short-Term Credit Ratings as presented in Appendix A.

The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. The Funds intend to invest only in funding agreements that have a put feature which may be exercised on seven days’ notice.

Mortgage-Related Securities (Westcore Bond Funds other than the Westcore Colorado Tax-Exempt Fund)

Mortgage-Backed Securities Generally. Mortgage-backed securities held by the Westcore Bond Funds represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor’s monthly payments to his lending institution are “passed-through” to an investor such as the Funds. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuers or poolers so that they can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The Funds may purchase mortgage-related securities that are secured by entities such as Government National Mortgage Association (“GNMA”), Fannie Mae, Freddie Mac, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities also include Fannie Mae guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae guaranteed Mortgage Pass-Through Certificates are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-related securities include Freddie Mac Mortgage Participation Certificates (also known as “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Mac PCs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac PCs entitle the holder to timely payment of interest, which is guaranteed by the Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on these entities’ debt and equities is unclear, and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury with respect to Fannie Mae or Freddie Mac will succeed.

Underlying Mortgages. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one to four family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Bond Funds may purchase pools of variable rate mortgages (“VRM”), growing equity mortgages (“GEM”), graduated payment mortgages (“GPM”) and other types where the principal and interest payment procedures vary. VRMs are mortgages that reset the mortgage’s interest rate periodically with changes in open market interest rates. To the extent that a Fund is actually invested in VRMs, its interest income will vary with changes in the applicable interest rate on pools of VRMs. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Funds’ net asset value since the prices at which these securities are valued will reflect the payment procedures.

All poolers apply standards for qualification to local lending institutions that originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Each Fund may invest in multiple class pass-through securities, including CMOs and Real Estate Mortgage Investment Conduits (“REMICs”) Certificates. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests, which in general are junior and more volatile than regular interests. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that amount may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to a Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. The compounding effect from reinvestment of monthly payments received by the Funds will increase their respective yields to shareholders, compared to bonds that pay interest semi-annually.

CMOs may involve additional risks other than those found in other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Fund’s analysis of the market value of the security.

As new types of mortgage-backed securities are developed and offered in the market, the Trust may consider making investments in such new types of securities.

Real Estate Investment Trusts (“REITs”) (All Funds other than the Westcore Colorado Tax-Exempt Fund)

The Funds may invest in equity and/or debt securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property.

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow and are subject to the risk that borrowers may default.

A pro rata portion of REIT fees and expenses will be borne by a Fund’s shareholders. These fees and expenses are in addition to fees charged directly to the Funds and borne by Fund shareholders in connection with their operations.

Repurchase Agreements (All Funds)

In a repurchase agreement, the Funds agree to purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Funds will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Adviser will monitor the creditworthiness of the seller and the seller must maintain the value of the securities subject to the agreement and held by the Funds as collateral at one hundred and one percent of the repurchase price.

Although the securities subject to repurchase agreements may bear maturities exceeding 13 months, the Funds do not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days after notice by the Funds. If, in the future, the Funds enter into repurchase agreements with deemed maturities in excess of seven days, the Funds would do so only if such investment, together with other illiquid securities, did not exceed fifteen percent of the value of the Funds’ net assets.

The repurchase price under repurchase agreements entered into by the Funds generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities (All Funds)

The Funds may invest in restricted securities which are securities subject to legal or contractual restrictions on resale. These may include private placements of equity securities issued by issuers who have publicly traded equity securities of the same class issued and outstanding (“private investment in public equity” or “PIPES”). In many cases, PIPES are subject to contractual restrictions on resale. As a result of the absence of a public trading market for the PIPES, they may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Funds or less than their fair market value. If any privately placed securities held by the Funds are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration. The Funds’ investments in PIPES may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that registration will remain in effect.

The Funds may also invest in restricted securities that can be offered and sold under Rule 144A of the Securities Act. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. However, the purchase of restricted securities could have the effect of increasing the level of illiquidity of a Fund during periods that qualified institutional buyers become uninterested in purchasing these securities. Thus, restricted securities will be subject to the 15% limitation on illiquid securities unless the Adviser, under the supervision of the Board, determines that a liquid trading market exists. Additionally, from time to time under certain market conditions, these deemed liquid restricted securities may be subsequently reviewed and deemed illiquid based on such market conditions.

Reverse Repurchase Agreements (All Funds)

The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Funds sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. When a Fund enters into a reverse repurchase agreement, it maintains in a separate custodial account cash, U.S. Government obligations or other liquid high-grade debt obligations that have a value at least equal to the repurchase price.

Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. In addition, the value of portfolio securities the Funds sells may decline below the price it must pay when the transaction closes. Reverse Repurchase Agreements also involve leveraging. If the securities held by the Funds decline in value while these transactions are outstanding, the net asset value of the Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities.

As reverse repurchase agreements are deemed to be borrowings by the SEC, each Fund is required to maintain continuous asset coverage of three hundred percent. Should the value of a Fund’s assets decline below three hundred percent of borrowings, the Fund may be required to sell portfolio securities within three days to reduce the Fund’s debt and restore asset coverage to three hundred percent.

Rights Offerings and Warrants to Purchase (All Funds)

The Funds may participate in rights offerings and may purchase warrants. These instruments are privileges enabling the owners to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Funds involved could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants. Also, the purchase of rights or warrants involves the risk that the effective price paid for them, when added to the subscription price of the related security, may exceed the value of the subscribed security’s market price. This could occur when there is no movement in the level of the underlying security.

Securities Lending (All Funds other than the Westcore Colorado Tax-Exempt Fund)

A Fund may lend its portfolio securities to institutional investors as a means of earning additional income. Such loans must be continuously secured by certain liquid, high-grade collateral equal at all times to at least the market value of the securities loaned. Securities loans will be made only to borrowers deemed by the Adviser to present minimal credit risks and when, in its judgment, the income to be earned from the loan justifies the possible risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Cash collateral also may be invested in privately-placed interests in a trust or other entity, which may be affiliated, that invests solely in the instruments permitted for investment of cash collateral. Such investments are further described under the caption “Securities Issued by Other Investment Companies; Other Entities Investing in Money Market Instruments.” Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, these loans may be called at any time, including if a material event affecting the investment were to occur.

Collateral for such securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the investment standards of the Funds and whose securities are eligible for purchase under the objectives, policies and limitations of the Funds.

Stand-By Commitments (Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund)

The Westcore Municipal Opportunities Fund and the Westcore Colorado Tax-Exempt Fund may acquire stand-by commitments with respect to Tax-Exempt Obligations held in their respective portfolios. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund’s option, specified Tax-Exempt Obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund’s acquisition cost of the Tax-Exempt Obligations (excluding any accrued interest that the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying instrument.

Each Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the Adviser’s sole opinion, present minimal credit risks. Each Fund’s reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Tax-Exempt Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information.

Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Tax-Exempt Obligations, which would continue to be valued in accordance with each Fund’s normal method of valuation.

Tax-Exempt Obligations (Westcore Bond Funds)

Tax-Exempt Obligations include “general obligation” securities, “revenue” securities, private activity bonds and “moral obligation” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue securities are payable only from the revenues derived from a particular facility, the proceeds of a special excise tax or another specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such bonds are included within the term “Tax-Exempt Obligations” only if the interest paid thereon is exempt from regular federal income tax. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Moral obligation securities are normally issued by special purpose public authorities. If the issuer is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the types of Tax-Exempt Obligations described above there are other categories, including municipal leases, which are often sold in the form of certificates of participation. These obligations are issued by state and local governments or authorities to finance the acquisition or construction of equipment and facilities. Certain of these obligations present the risk that a municipality may not have the funds approved or “appropriated” by a governing body for the lease payments. Moreover, lease obligations may be limited by municipal charter or other provisions that do not permit acceleration of the lease obligation upon default. Because certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances, they may not be as liquid or marketable as other types of Tax-Exempt Obligations.

There are variations in the quality of Tax-Exempt Obligations both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, any inherent structural features (e.g., call features, sinking fund, pre-refunded, escrowed) and the rating of the issue.

Payment on Tax-Exempt Obligations relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations. In the event of a foreclosure, collection of proceeds may be delayed and may not be sufficient to pay the principal or accrued interest on the defaulted Tax-Exempt Obligations.

Certain investments of the Funds may be subject to the federal alternative minimum tax. These securities are not considered to be Tax-Exempt Obligations for purposes of the Fund’s policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in Tax-Exempt Obligations.

Temporary Defensive Positions (All Funds)

The Westcore Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments may include short-term debt-securities, cash and cash equivalents. If any Fund takes a temporary position at the wrong time, the position could have an adverse impact on that Fund’s performance and the Fund may not achieve its investment objective. Each Fund reserves the right to invest all of its assets in temporary defensive positions.

Trust Preferred Securities (Westcore Bond Funds)

The Westcore Bond Funds are subject to additional risks in that each may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities, which have certain favorable characteristics for the issuer in light of capital regulations and/or rating agency classifications. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS(r)”); monthly income preferred securities (“MIPS(r)”); quarterly income bond securities (“QUIBS(r)”); quarterly income debt securities (“QUIDS(r)”); quarterly income preferred securities (“QUIPS(sm)”); corporate trust securities (“CORTS(r)”); public income notes (“PINES(r)”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

The market values of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and would then be restricted securities, which may be sold only either pursuant to an effective registration statement or an exemption from the 1933 Act. Although Trust Preferred Securities may be readily marketable, there can be no assurance as to the liquidity of trust preferred securities and the ability of holders of trust preferred securities, such as the Fund, to sell their holdings.

U.S. Government Obligations (All Funds)

Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of Freddie Mac, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Such investments are further described under the caption “Mortgage Related Securities.”

Variable and Floating Rate Instruments (Westcore Bond Funds)

These Funds may purchase variable and floating rate demand instruments, including variable amount master demand notes, issued by corporations, industrial development authorities and governmental entities. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor the issuer’s financial ability to meet payment on demand.

Variable and floating rate demand instruments acquired by a Fund may include participations in Tax-Exempt Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to one hundred percent) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days’ notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Funds, the Funds may, from time to time as specified in the instrument, demand payment in full of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. Variable and floating rate instruments with no active secondary market will be included in the calculation of a Fund’s illiquid assets.

When-Issued Purchases and Forward Commitments (All Funds)

The Funds may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Funds to purchase or sell particular securities with payment and delivery taking place at a future date. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions, even though some of the risks described may be present in such transactions. These transactions permit the Funds to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Funds would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. Because the Funds are required to segregate liquid assets in an amount sufficient to satisfy the purchase price until the settlement date cash, the Funds’ liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes.

When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, it will segregate liquid high-grade debt obligations or other eligible liquid assets equal to the amount of the purchase or the commitment in accordance with SEC guidance. The market value of the segregated assets will be monitored and in the event of a decline, the Fund will be required to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund’s commitments. In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Funds will enter into these transactions only with the intention of completing them and actually purchasing or selling the securities involved. However, if deemed advisable as a matter of investment strategy, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date. In these cases the Funds may realize a capital gain or loss.

When the Funds engage in when-issued and forward commitment transactions, they rely on the other party to consummate the trade. Failure of the other party to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued or forward commitment transaction, and any subsequent fluctuations in their value, are taken into account when determining the Funds’ net asset value starting on the day the Funds agree to purchase the securities. The Funds do not earn interest on the securities until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Zero Coupon and Pay-In-Kind Securities (Westcore Bond Funds)

Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be considered more speculative than other securities and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

Special Considerations Regarding Investments in Colorado Obligations (Westcore Colorado Tax‑Exempt Fund)

The concentration of the Westcore Colorado Tax-Exempt Fund in securities generally issued by governmental units of only one state exposes the Westcore Colorado Tax-Exempt Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

The Westcore Colorado Tax-Exempt Fund believes the information summarized below describes some of the more significant factors and current developments relating to securities of (i) the State of Colorado (the “State”) and (ii) municipalities or other political subdivisions or instrumentalities of the State of Colorado which rely, in whole or in part, on ad valorem real property taxes and other general funds of such municipalities or political subdivisions.

The sources of such information include the official publications of the State, including the Economic and Fiscal Review dated March 18, 2016 from the Governor’s Office of State Planning and Budgeting (the “March 2016 Review”), as well as other publicly available documents. As such, the information summarized does not reflect developments subsequent to the publication dates of the abovementioned sources. The following is intended to serve only as a summary of complex factors affecting Colorado, and the Trust has not independently verified the accuracy or completeness of, or made any independent updates with respect to, any of the information set forth below, or of the views and projections attributed to the abovementioned sources, but is not aware of any facts that would render such information materially inaccurate as of the date of this SAI.

ECONOMIC FACTORS

According to the March 2016 Review, the State’s General Fund revenue is expected to increase 1.5 percent in fiscal year 2015-16, with the slowdown in revenue growth attributable to a number of factors, including a marked contraction in the oil and gas sector that reduced spending and income, as well as global economic factors that impacted corporate profits. However, the March 2016 Review also notes that General Fund revenue growth is expected to rebound moderately in fiscal year 2016-17 from continued economic expansion and as certain factors weighing on revenue collections abate.

Tax Revenue. Income taxes are inherently volatile as economic conditions change and because of fluctuations in investment income from equities and other assets. According to the March 2016 Review, a convergence of factors contributed to slow income tax revenue growth in the most recent fiscal year, including a downturn in the oil and gas industry which has reduced wages, business income, and oil and gas royalty payments. The March 2016 Review also notes that these factors will continue in 2016 but to a lesser extent, and that they are expected to have less downward influence on income tax revenue growth for fiscal year 2016-17. International headwinds and narrowing profit margins are expected to impact U.S. corporate profits, the primary driver behind income tax revenue. Also according to the March 2016 Review, capital gains are expected to be essentially flat in the most recent year and to post only modest growth in 2016 (after growing by an estimated 25 percent in 2014), in part due to a decline in royalty payments. Finally, changes in tax deductions and credits (the largest of which is the State Earned Income Tax Credit) are expected to impact revenue collections.

Employment. According to the March 2016 Review, the Colorado unemployment rate is forecast to average 3.3 percent during 2016. The state’s employment growth rate has continued to slow, but remains above the national rate.

Wages and Income. As discussed in the March 2016 Review, the oil and gas industry has contributed an estimated 13 percent to overall wage growth in the states. While the contraction in that industry is slowing overall economic growth, the Colorado economy has, in the view of the Office of State Planning and Budgeting, been more resilient that other oil and gas intensive states due to economic diversity and growth in other industries.

Restrictions on Appropriation and Revenues. A constitutional amendment approved by Colorado voters in 1992 (the Taxpayers Bill of Rights or “TABOR”) limits the State’s revenue growth with certain exceptions, TABOR limits the growth rate of State revenues to the combination of (i) the percentage change in the State’s population and (ii) inflation (as measured by the Consumer Price Index for All Urban Consumers (CPI-U) for Denver-Boulder-Greeley) for all items. The exceptions include federal funds, gifts, property sales, refunds, damage awards, reserve transfers or expenditures, voter-approved revenue changes and pension fund contributions and earnings. The State must refund revenues in excess of the TABOR limit unless voters allow the State to retain the surplus. TABOR also limits the legislature’s ability to raise taxes, to borrow money, and to increase spending limits (including the 6% limit on General Fund expenditure growth). Taxes can be raised only by a vote of the people at an annual election, except in the event of a declared emergency. Multiple year borrowings can be only be undertaken after voter approval. The TABOR limits are calculated and applied at the statewide level without regard to fund type; however, TABOR refunds have historically been paid from the General Fund. Government-run businesses accounted for as enterprise funds that have the authority to issue bonded debt and that receive less than ten percent of annual revenues from State and local governments are exempted from the TABOR revenue limits. TABOR further requires the State and each local government to reserve a minimum of three percent of fiscal year nonexempt revenues for emergencies.

TABOR refunds are also affected by the “ratchet down effect.” The ratchet down effect occurs because each subsequent year’s TABOR limit is based on the lesser of such current year’s revenues or such current year’s limit. A permanent reduction in the State’s ability to retain revenues results when revenues are below the limit.

The State refunds each year’s TABOR surplus through multiple refund mechanisms. Consequently, the State frequently refunds more money to taxpayers than the actual TABOR surplus. Since the State is not obligated to refund more than the TABOR surplus, legislation was enacted to credit the amount of overpayment to future TABOR surpluses. In 2005, voters approved Referendum C, a measure authorizing the State to retain revenues in excess of the TABOR limit for the five fiscal years beginning with 2005–06 and ending with 2009–10. As a result, Colorado experienced no TABOR refund for the 2005–06 through 2009–10 fiscal years even though it had a TABOR surplus in several fiscal years during that period. Currently, the amount of revenue that the State may retain is computed by multiplying the revenue limit of the highest TABOR revenue year during the Referendum C five-year period, which was the 2007-08 fiscal year, by the allowable TABOR growth rates for each subsequent year.

The March 2016 Review and the OSPB project that TABOR revenue will come in $80 million below the cap in fiscal year 2015-16, but is expected to come in over the cap in the following two years by $149.3 million fiscal year 2016-17 and $350.9 million in fiscal year 2017-18.

Debt. Under its constitution, the State is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local government units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases that are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes. TABOR requires prior voter approval for the creation of any multiple fiscal year debt or other financial obligation whatsoever, except for refundings at a lower rate or obligations of an enterprise.

Effect of Civil Actions: At any given time there may be (i) civil actions pending against the State or political subdivisions thereof, which could, if determined adversely to such parties, affect their expenditures and, in some cases, their revenues; or (ii) civil actions involving private parties, the outcomes of which may have direct of collateral impacts on the bonds in which the Colorado Tax-Exempt Fund invests.

PORTFOLIO TURNOVER & BROKERAGE

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”).

Subject to the general supervision of the Trust’s Board of Trustees (the “Board”) and the provisions of the Trust’s Advisory Agreement relating to the Funds, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. The Adviser is also responsible for selecting brokers to affect these transactions and the resulting portfolio turnover.

PORTFOLIO TURNOVER

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities, including options, that have maturities or expiration dates at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs. High portfolio turnover may result in the realization of substantial net capital gains.

The Funds’ portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions. [To be provided with subsequent amendment]

BROKERAGE COMMISSIONS

The Advisory Agreement for the Funds provides that the Adviser will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers. In assessing the best overall terms available for any transaction, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Adviser to cause any of the Funds to pay a broker-dealer that furnishes “eligible” brokerage and research services under Section 28(e) of the Securities Exchange Act of 1934, as amended (“Research”), a higher commission than that charged by another broker-dealer for effecting the same transaction, provided that the Adviser in good faith determines that the commission is reasonable in relation to the value of the brokerage and/or research service provided (“Research Arrangement”).

Research Arrangements generally can be categorized as either “proprietary” or “third party.” When the broker-dealer that executes a trade also provides the Adviser with internally generated research in exchange for one bundled per share commission price that Research Arrangement is referred to as “proprietary.” In a “third party” Research Arrangement, the executing broker provides independent Research generated by a third party in exchange for commission dollars.

Transactions on U.S. and international stock exchanges and equity securities traded over-the-counter involve the payment of negotiated brokerage commissions. The Adviser negotiates standard commission rates used for executing equity trades that are on a per share basis. The cost of transactions executed on international stock exchanges are generally based on a percentage of the principal traded and may vary based on the market in which the security is traded. Typically, all of the commissions paid for executing equity trades on behalf of the Funds include a Research Arrangement. Denver Investments estimates that approximately 25% to 50% for domestic equity and 50% to 75% for international equities of the commission paid for trades where Denver Investments receives proprietary Research is for the cost of execution, with the balance attributable to the Research received. “Third party” Research involves the executing broker providing the independent Research generated by a third party in exchange for commission dollars. In these cases, Denver Investments negotiates the execution cost with the executing broker. Denver Investments estimates that approximately 10% to 25% of the commission paid is for the cost of execution, with the balance attributable to the Research received.

To constitute eligible “research services” such services must qualify as “advice,” “analyses” or “reports.” To determine that a service constitutes research services, the Adviser must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. The Adviser may determine that a service has a mixed use (i.e., the service constitutes both a permissible research or brokerage service and an ineligible service). When this occurs, the Adviser will reasonably allocate the cost of the service according to its use, so that the portion that assists in eligible research and brokerage services is obtained using portfolio commissions from the Funds, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by the Adviser.

Many over-the-counter issues, including corporate debt, government securities and municipal securities, may be traded without stated commissions, but the price includes an undisclosed commission or mark-up. Securities purchased and sold by the Funds may be traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. Transactions in the over-the-counter market may be principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution terms are available elsewhere or as described below. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practical, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

During the fiscal years ended December 31, 2016, 2015 and 2014, the Funds paid the following amounts in brokerage commissions:

Brokerage Commissions Paid

	Fiscal Year Ended, December 31, 2016	Fiscal Year Ended, December 31, 2015	Fiscal Year Ended, December 31, 2014
Westcore Small-Cap Growth Fund	$	$14,610	$17,235
Westcore Small-Cap Growth Fund II		84,162	151,352
Westcore Global Large-Cap Dividend Fund		64,665	21,978
Westcore Large-Cap Dividend Fund		33,389	130,090
Westcore Mid-Cap Value Dividend Fund		55,660	51,550
Westcore Mid-Cap Value Dividend Fund II		84,837	117,784
Westcore Smid-Cap Value Dividend Fund		N/A	N/A
Westcore Small-Cap Value Dividend Fund		566,620	595,009
Westcore Micro-Cap Opportunity Fund		192,186	214,064
Westcore International Small-Cap Fund		726,795	741,304
Westcore Flexible Income Fund		880	2,690
Westcore Municipal Opportunities Fund		N/A	N/A
Westcore Plus Bond Fund		700	4
Aggregate Commissions	$	$1,824,504	$2,043,060

For the same periods, the Westcore Colorado Tax-Exempt Fund did not pay any brokerage commissions. During the fiscal years ended December 31, 2016, 2015 and 2014, no brokerage commissions were paid by any Funds to an affiliated broker of the Trust.

During the fiscal years ended December 31, 2016, 2015 and 2014, the Adviser caused the Funds to enter into brokerage transactions through a broker that involved third party Research Arrangements in the amounts set forth below.

	Fiscal Year Ended December 31, 2016		Fiscal Year Ended December 31, 2015		Fiscal Year Ended December 31, 2014
	Principal Amount	Commission	Principal Amount	Commission	Principal Amount	Commission
Westcore Small-Cap Growth Fund	$	$	$8,614,063	$11,914	$11,525,587	$14,856
Westcore Small-Cap Growth Fund II			80,963,954	57,024	155,440,502	92,702
Westcore Global Large-Cap Dividend Fund			46,728,099	49,008	21,991,147	11,304
Westcore Large-Cap Dividend Fund			52,156,816	24,056	178,074,036	107,155
Westcore Mid-Cap Value Dividend Fund			49,162,420	39,658	37,032,633	35,677
Westcore Mid-Cap Value Dividend Fund II			77,765,963	58,721	114,371,048	75,920
Westcore Smid-Cap Value Dividend Fund			N/A	N/A	N/A	N/A
Westcore Small-Cap Value Dividend Fund			435,211,944	473,619	353,848,763	463,784
Westcore Micro-Cap Opportunity Fund			58,454,797	159,609	53,525,977	183,332
Westcore International Small-Cap Fund			301,024,394	539,646	159,018,593	306,798
Westcore Flexible Income Fund			1,884,780	840	630,597	280
Westcore Municipal Opportunities Fund			N/A	N/A	N/A	N/A
Westcore Plus Bond Fund			0	0	0	0

Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits received by the Funds. It is possible that certain eligible brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Adviser. Conversely, a Fund may be the primary beneficiary of the eligible brokerage and research services received as a result of portfolio transactions effected for such other account or investment company.

The Funds may from time to time purchase securities issued by the Trust’s regular broker/dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies. As of December 31, 2016, none of the Funds held securities of the Trust’s regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities.

As of December 31, 2016, [To be provided with subsequent amendment] did not hold securities of the Trust’s regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities. Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, ADI or an affiliated person (as the term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. The Adviser will not enter into agreements, express or implied, with brokerage firms pursuant to which it would select a firm for execution as a means of remuneration for recommending it as an investment adviser, nor in connection with the distribution of mutual funds advised or sub-advised by the Adviser. However, portfolio transactions may be executed through broker-dealers that have made such a recommendation, if otherwise consistent with seeking the best overall terms available in executing portfolio transactions. In addition, the Westcore Colorado Tax-Exempt Fund will not purchase securities during the existence of any underwriting group or related selling group of which ADI, the Adviser or any affiliated person of any of them, is a member, except to the extent permitted by the SEC.

Investment decisions for each Fund are made independently from those for the other Funds. However, the Adviser manages other accounts in a similar investment style and these accounts frequently invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. In instances where the purchase or sale order for a single security cannot be aggregated across all clients, the Adviser maintains aggregation and allocation policies and procedures that the Adviser believes to be fair and equitable to all over the long term. In some instances, this may adversely affect the price paid or received by a Fund or the size of the position obtained by or disposed of by the Fund.

NET ASSET VALUE

The net asset value per share of each Fund is calculated as set forth in the Prospectus and is calculated separately from the net asset value of the other Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares in the Funds are sold on a continuous basis by ADI.

Shares of all Westcore Funds may be exchanged for shares of all other Westcore Funds.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (“NYSE”) is stopped at a time other than 4:00 p.m. Eastern Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a net asset value that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing net asset value. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Each Fund may redeem shares involuntarily: (i) to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; (ii) to collect any charge relating to a transaction effected for the benefit of a shareholder; (iii) in connection with the closing of an account, if the shareholder is deemed to engage in activities relating to the Fund that are illegal or otherwise believed to be detrimental to the Fund, as provided in the Prospectus; and (iv) in connection with a low balance account, as provided in the Prospectus. In addition, the Trust reserves the express right to redeem shares of each Fund involuntarily at any time if the Board determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. Shareholders who receive a redemption in kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

On a business day when the NYSE closes early due to a partial holiday or otherwise, the Trust will advance the time at which purchase and redemption orders must be received in order to be processed on that business day and receive that day’s price. The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as determined by the rules and regulation of the SEC exists making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

The Trust has authorized one or more brokers to receive, on behalf of the Trust, purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, a financial intermediary’s authorized designee, received the order. Customers’ orders will be priced at the Fund’s net asset value computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee.

Shares purchased by financial intermediaries on behalf of their customers will normally be held of record by the financial intermediaries and beneficial ownership of shares will be recorded by the financial intermediaries and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular financial intermediary and the Trust’s transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by the Trust’s transfer agent directly to a customer with a copy to the financial intermediaries, or will be furnished directly to the customer by the financial intermediaries. Other procedures for the purchase of shares established by financial intermediaries in connection with the requirements of their customer accounts may apply. Customers wishing to purchase shares through their financial intermediaries should contact such entities directly for appropriate purchase instructions.

Retirement and Education Plans – All Westcore Funds

Individual Retirement Accounts. An Individual Retirement Account (“Traditional IRA”) may invest in the Trust. Traditional IRAs are available to individuals who have earned income (including earned income from self-employment) and their non-working spouses (for married couples filing jointly), who wish to use shares of the Funds as a funding medium to save for retirement. Except for rollover contributions, an individual who has attained, or will attain, age 70½ before the end of the taxable year may only contribute to the Traditional IRA for his or her nonworking spouse who is under age 70½. Traditional IRA contributions may be either deductible or nondeductible, depending on whether the individual and/or the individual’s spouse, if any, is a participant in a qualified plan and, if so, his or her income. Earnings on amounts contributed to a Traditional IRA are not subject to federal income tax until distribution (with certain exceptions). Distributions are included in gross income, except to the extent of any nondeductible contributions. Distribution of an individual’s Traditional IRA assets before the individual attains age 59½ will (with certain exceptions) result in an additional 10% tax on the amount of the distribution that is included in the individual’s gross income.

A Roth Individual Retirement Account (“Roth IRA”) may also invest in the Trust. Roth IRAs are available to individuals who have earned income and their non-working spouses, who wish to use shares of the Funds as a funding medium to save for retirement. A single individual with modified adjusted gross income of up to $131,000 in 2015 may contribute to a Roth IRA (for married couples filing jointly, the modified adjusted gross income limit is $193,000 in 2015). An individual with modified adjusted gross income of up to $10,000 in 2015 who is married, lives with his or her spouse at any time during the year and files his or her income taxes separately from his or her spouse may contribute to a Roth IRA. Contributions may be made after the Roth IRA owner has attained age 70½, as long as the account owner or his or her spouse has earned income. Contributions to a Roth IRA are not deductible. “Qualified distributions” from a Roth IRA are not included in the taxpayer’s gross income and are not subject to the additional 10% early distribution tax. To be a qualified distribution, the distribution may not be made before the end of the five year period beginning with the first tax year for which the individual made a contribution to any Roth IRA, and the distribution must be made either on or after the individual’s attainment of age 59 ½, or due to the individual’s disability, death or qualified first-time homebuyer expenses. A non-qualified distribution will be subject to federal income tax to the extent that the distribution and all prior distributions from the individual’s Roth IRAs, less any amounts previously included in income, exceeds his or her contributions to Roth IRAs. A non-qualified distribution will also result in an additional 10% tax (with certain exceptions) on the amount of the distribution that is included in the individual’s gross income.

An individual may roll over, transfer or convert all or any portion of an existing Traditional IRA or Simplified Employee Pension (“SEP”) plan IRA (see below) into a Roth IRA. The opportunity to convert to a Roth IRA is available to all individuals regardless of income. The balance in the individual’s Traditional IRA at the time of conversion will be treated as a distribution for income tax purposes and is includible in the individual’s gross income (except to the extent that it is a return of nondeductible Traditional IRA contributions). The 10% additional tax will not apply.

Except for amounts converted to a Roth IRA and rollovers, the total annual contributions to an individual’s Traditional and Roth IRAs may not exceed the lesser of $5,500 ($6,500 for an individual aged 50 or older) in 2015 or 100% of his or her taxable compensation for the year or, if the individual is married and files a joint return and his or her compensation is less than that of his or her spouse, the combined taxable compensation of the individual and his or her spouse, less his or her spouse’s contributions to Traditional and Roth IRAs for the year. Factors discussed above may further reduce an individual’s contribution limit.

The Trust also permits any employer (including self-employed individuals) to make contributions to employee Traditional IRAs that are invested in the Trust, if the employer sponsors a SEP plan or a Salary Reduction Simplified Employee Pension (“SARSEP”) plan, a type of a SEP that was established prior to January 1, 1997 and permits employee pre-tax contributions (subject to certain requirements). SEPs and SARSEPs permit discretionary employer contributions to employee Traditional IRAs (employees who have not met certain eligibility criteria may be excluded). Employer contributions must bear a uniform relationship to each employee’s compensation (subject to certain limits). SEP and SARSEP contributions may be made even after an individual has attained age 70½, provided that the individual is an employee. SEP and SARSEP contributions (subject to certain limits) are deductible to the employer in the year when they are made, but are not taxable to the employee until distribution. Distributions for SEPs and SARSEPs are subject to the distribution rules that apply to Traditional IRAs.

Education Savings Accounts. A Coverdell Education Savings Account (“Coverdell ESA”) may invest in the Trust. Coverdell ESAs are available to individuals who wish to use shares of the Funds as a funding medium to save for a child’s education. A single individual with modified adjusted gross income of up to $110,000 may contribute to a Coverdell ESA for the benefit of a child who has not attained the age of 18 (for married couples filing jointly, the modified adjusted gross income limit is $220,000). Contributions to all Coverdell ESAs for the benefit of a single child in any year are limited to $2,000. Additional income-based factors may further reduce the contribution limit. Contributions to a Coverdell ESA are not deductible. Distributions from a Coverdell ESA for “qualified education expenses” are not subject to federal income tax. Qualified education expenses include “qualified higher education expenses” and “qualified elementary and secondary education expenses.” Qualified higher education expenses include post-secondary education expenses such as tuition, room and board. Qualified elementary and secondary education expenses include kindergarten through twelfth grade education expenses such as tuition, fees, tutoring, books, supplies, room and board. The earnings portion of distributions that are not used for qualified education expenses is included in the distributee’s gross income (with certain exceptions). A distribution that is not used for qualified education expenses will also result in an additional 10% tax (with certain exceptions) on the amount that is included in the distributee’s gross income. Any balance remaining in a Coverdell ESA for the benefit of a child who attains age 30 must be distributed to the child (with certain exceptions), subject to the tax consequences discussed above.

The foregoing brief descriptions are not complete or definitive explanations of the Traditional or Roth IRA, SEP, SARSEP or Coverdell ESA vehicles that may invest in the Funds. Any person who wishes to establish an IRA, SEP or Coverdell ESA may do so by contacting an Investor Service Representative at 800.392.CORE (2673). The complete documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Trust recommends that investors consult their attorneys or tax advisors to determine if the retirement and education programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

Under the Trust’s Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Amended and Restated Declaration of Trust authorizes the Board to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board has authorized the issuance of twenty-six outstanding classes of shares, consisting of thirteen retail share classes and thirteen institutional share classes, with a retail and institutional share class for the Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund The Trustees may similarly classify or reclassify any particular class of shares into one or more series.

Each share of the Trust has no par value, represents an equal proportionate interest in a Fund, and is entitled to such dividends and distributions of the income earned on the Fund’s assets as are declared at the discretion of the Trustees. Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus of a particular Fund, a Fund’s shares will be fully paid and nonassessable by the Trust. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Trust’s respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund they hold.

Shareholders of the Funds will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In accordance with Rule 18f-3 of the 1940 Act, each class of shares shall have (i) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement, and (ii) separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of the other class. Rule 18f‑2 under the 1940 Act (“Rule”) provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of the Independent Registered Public Accounting Firm, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees. The Amended and Restated Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Furthermore, under the 1940 Act, the Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any Trustee or Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders’ meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold.

Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for this purpose and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the trust or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request.

If the Trustees elect to follow the second course above, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

The Amended and Restated Declaration of Trust authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price that is equal to their net asset value and that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

The Trustees’ decision to liquidate a portfolio may result from various factors that lead the Trustees to believe that such action would be advisable. For example, there may be poor market conditions, the Fund may be unable to attract or retain sufficient investments or unforeseen expenses may hinder the Fund’s ability to provide competitive returns. Liquidation of a portfolio could have negative tax consequences for a shareholder.

ADDITIONAL INFORMATION CONCERNING TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

The following discussion of federal income tax law applies only to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. person have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plans or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partners and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from federal income tax treatment. Distributions from a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may also be exempt from state and local income taxes in certain states.

Taxation of the Funds

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to timely distribute out all, or substantially all, of its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. Each Fund also intends to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund even though the Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gain, losses and expenses for federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships, and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of each Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which a Fund may invest in some investments.

With respect to (i) above, the Internal Revenue Service (the “IRS”) may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If a Fund were disqualified as a regulated investment company: (i) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (ii) shareholders would be taxed as if all dividends they received were ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if a Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that is any net long-term capital gains in excess of the net short-term capital losses) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income, if any, that a Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryforwards, as its capital gain dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses may be carried forward indefinitely until they are used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains will not be subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed.

A regulated investment company may elect to treat any post-October capital loss (defined as a Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31, as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year an amount at least equal to 98% of its ordinary taxable income and at least 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year including any retained amount for the prior year, such Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of the property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax, although there can be no assurance that each Fund will be able to do so. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of each Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares of the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, which (for this purpose) is 20%. Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both a Fund and its shareholders. If dividends received by the Fund during any taxable year constitute 95% or more of its gross income (excluding net capital gain), then all of the Fund dividends (other than those properly designated as capital gain dividends) may be treated as qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in such Fund (and thus were included in the price the shareholder paid) and whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%. If the Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders. Capital gains are also subject to the surtax on net investment income. See “Surtax on Net Investment Income” below.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by such Fund is treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

The Westcore Colorado Tax-Exempt Fund and the Westcore Municipal Opportunities Fund will qualify to pay exempt-interest dividends if, at the close of each quarter of the Fund’s taxable year, at least 50 percent of the value of the total assets of the Fund consists of obligations described in Section 103(a) of the Code (generally, State or local bonds).

Shares of the Westcore Colorado Tax-Exempt Fund generally would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code and individual retirement accounts because the recognition of taxable income on the earnings of such plans and accounts is generally deferred and, therefore, not only would the shareholder not gain any current benefit from the Westcore Colorado Tax-Exempt Fund’s dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed from the plan. In addition, the Westcore Colorado Tax-Exempt Fund may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” owned by the Fund or “related persons” thereof. A “substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and (x) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than five percent of the total revenues derived by all users of such facilities, or (y) occupies more than five percent of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” generally include certain (i) related natural persons, (ii) members of a controlled group of corporations, (iii) partnership and its partners, and (iv) S corporations and its shareholders.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a taxable gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any exempt-interest dividend received and any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the U.S. federal income tax consequences of the particular investment policies of the Funds.

Each Fund’s investments in financial instruments and futures contacts and options, and passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring each Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  A portion or all of the recognized taxable income may be ordinary income or short-term capital gain and thus may be taxable to shareholders as ordinary income. In the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares unless the Fund either makes an election to recognize income annually during the period of its ownership of the shares, or makes an election to recognize income annually with respect to its shares of the PFIC on a mark-to-market basis. Such elections may result in the recognition of ordinary income or short-term capital gains, and may cause income or gains to be recognized before the corresponding receipt of cash.

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

When a Fund sells a put or call option, the premium received generally is not included in income at the time of receipt. If the option expires, the premium is generally included in income of the Fund as short-term capital gain. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Funds’ investments, such as certain option transactions, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.” With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”). Section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

Generally, hedging transactions undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

A Fund may make one or more of the elections available under the Code that apply to straddles. Such elections may affect the amount, character and timing of the recognition of gains or losses from the affected straddle positions, and may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because comprehensive regulations implementing the straddle rules have not been promulgated, the tax consequences to a Fund of hedging transactions are not always clear and investors should consult their own tax advisers in this regard.

Gains and losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund collects the U.S. dollar amounts of such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from foreign sources may be subject to foreign withholding taxes and other similar income taxes. Although a Fund that pays foreign taxes generally may elect either to claim a foreign tax credit or to deduct foreign taxes in computing its taxable income, a Fund may have insufficient tax liability to fully utilize such a credit or deduction because a Fund’s taxable income is reduced by distributions to its shareholders. However, if more than fifty percent of the value of a Fund’s total assets at the close of its taxable year were to consist of securities of foreign corporations, the Fund would be eligible to elect to “pass-through” to its shareholders the amount of such foreign taxes paid by the Fund. Alternatively, if a Fund were to qualify as a “qualified fund of funds,” such Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described fifty percent requirement. For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least fifty percent of the value of its total assets is represented by interests in other regulated investment companies. The Funds do not expect to qualify for either election described in this paragraph, and make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in REMICs, in which event any related UBTI may not be offset by net operating losses; or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax equal to the amount of such UBTI. A Fund may invest in REITs that hold residual interests in REMICs. Tax-exempt investors should consult with their own tax advisors concerning the impact of these rules before investing in a Fund.

Backup Withholding

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of the taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The percentage required to be withheld is currently twenty-eight percent.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

The Fund (or its administrative agent) must report to the IRS and furnish to its shareholders cost basis information for Fund shares that are redeemed, exchanged, or otherwise sold, and indicate whether the shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use a default cost basis method. In general, the cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The Fund must also report the gross proceeds from the sale of Fund shares.

Surtax on Net Investment Income
A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, provided (in each case) the taxpayer’s gross income as adjusted exceeds a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income includes ordinary income and capital gain distributions received with respect to shares of a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but does not include exempt-interest dividends received from the Fund. Net investment income is reduced by deductions properly allocable to such income.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or FATCA), foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”) that are Fund shareholders may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations. An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not determine whether the taxpayer’s treatment of the loss is proper.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.
The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. In addition, since master limited partnerships in which the Fund may invest generally conduct business in multiple states, the Fund can be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in the master limited partnership.

Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change, possibly with retroactive effect, by legislative or administrative actions.

MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

The business and affairs of the Funds are managed under the direction of the Board in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. The Trustees are responsible for major decisions relating to each Fund’s objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.”

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INTERESTED TRUSTEE
Janice M. Teague[5], Retired CPA Age 63	Trustee President	Since February 13, 2007 Since June 2, 2016	• Retired, June 2003 to present • Vice President, Secretary and Assistant Secretary, Berger Financial Group, LLC (investment management), October 1996-May 2003 • Vice President, Secretary and Assistant Secretary, Berger Funds (investment management), September 1996-May 2003 • Vice President and Secretary, Berger Distributors LLC (investment management), August 1998-May 2003.	14	None
INDEPENDENT TRUSTEES
Mary K. Anstine Age 76	Chairman Trustee	Since January 1, 2013 Since February 22, 2006	• Retired, September 2004 - Present; • President/Chief Executive Officer, HealthONE Alliance (hospitals), 1994-2004; • Various positions leading to Executive Vice President of First Interstate Bank of Corporation and predecessors (banking), 1961-1994.	14	Ms. Anstine is a Trustee of ALPS ETF Trust (24funds); Financial Investors Trust (36 funds); ALPS Variable Investment Trust (9 funds); and Reaves Utility Income Fund (1 fund).

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
John A. DeTore, CFA Age 58	Trustee	Since December 31, 2009	• CEO/Founder, United Alpha, LLC (investment management firm), 2003-present • CIO, GRT United Alpha, LLC (investment management), 2006-present • CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009-2011 • Managing Director/Director of Strategic R&D, Putnam Investments (investment management), 1999-2000 • Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994-1999.	14	None
Rick A. Pederson Age 64	Trustee	Since February 13, 2007
•   President, Foundation Properties, Inc. (a real estate investment management company), 1994 – present
•   Advisory Board member, Bow River Capital Partners (private equity management), 2003 – present
•   Advisor, Pauls Corporation (real estate investment management and development), 2008 – present
•   Chairman, Ross Consulting Group (real estate consulting services), 1983 - 2013
•   Advisory Board, Neenan Company (construction services), 2002 – present
•   Board Member, Prosci Inc. (private business services), 2013 – present
•   Board Member, Citywide Banks (Colorado community bank), 2014 – present
•   Board Member, Professional Pediatric Health Care, Inc. (a Denver-based home nursing firm), 2014 - present
•   Director, National Western Stock Show (not-for-profit organization), 2010 – present
•   Director, Biennial of the Americas (not-for-profit-organization), 2012 – 2015.
•   Board Member, Strong-Bridge Consulting (management consulting form), 2015-present.
•   Board Member, History Colorado (nonprofit association), 2015 – present.
				14	Mr. Pederson is a Trustee of ALPS ETF Trust (24 funds); and Principal Real Estate Income Fund (1 fund).

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. Smith Age 64	Trustee	Since December 31, 2009	• Private Equity Consultant, 2003-present • Trustee, The Nature Conservancy (non-profit), July 2007-present; Chairman June 2014-present • Chairman, Yellow Pages Group of New Zealand (yellow pages), May 2007-May 2009 • Chairman and CEO, StellarOne Corp. (software development company), 2003 • Executive VP – Consumer Markets, Qwest Communications (telecommunications industry), 2001-2002 • President and CEO Qwest Dex (yellow pages), 1997-2001 • Various positions leading to VP with US West and affiliated and predecessor entities (telecommunications industry), 1979-1997.	14	None

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Douglas M. Sparks CPA (Inactive) Age 73	Trustee	Since December 31, 2009	• Retired, 2000-present • General Manager, Mister Remo of California, Inc., (apparel manufacturing) 1998-2000 • Partner, Ernst & Young LLP, (public accounting) 1981-1995 • Senior Manager, Ernst & Young LLP, (public accounting) 1977-1981 • Staff Professional, Ernst & Young LLP, (public accounting) 1968-1977.	14	None

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
OFFICERS
Jasper R. Frontz, CPA, CFA Age 48 Denver Investments 370 17th Street, Suite 5000 Denver, Colorado 80202	Treasurer	Since February 12, 1997
•    Chief Compliance Officer and Chief Operations Officer, Denver Investments, March 31, 2014-present, Partner, Denver Investments, January 1, 2014-present; prior thereto, Vice President, Denver Investments, May 2000-December 2013, Director of Mutual Fund Administration, Denver Investments, June 1997-May 2000

	Chief Compliance Officer	Since September 29, 2004	• Registered Representative, ALPS Distributors, Inc., 1995- present • Treasurer, November 1997-2011 and Chief Compliance Officer September 2004-2011, Blue Chip Value Fund, Inc. (mutual fund).

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
Jill Kerschen Age 42 1290 Broadway, Suite 1100 Denver, Colorado 80203	Assistant Treasurer	Since November 21, 2013
•    Vice President and Fund Controller, ALPS Fund Services, Inc., July 2013- Present
•    Senior Manager, Financial & Tax Reporting 2007-2013, Senior Manager, Financial Reporting, Tax Reporting & Compliance 2007-2011, Senior Investment Analyst, Financial Reporting 2004-2007, and Assistant Manager, Mutual Fund Reconciliation & Revenue 2001-2004, Great‐West Financial.

Richard C. Noyes Age 46 1290 Broadway, Suite 1100 Denver, Colorado 80203	Secretary	Since February 17, 2016
•    Senior Vice President and Director of Legal Administration, ALPS Fund Services, Inc., 2016 - Present
•    Vice President and Senior Counsel, ALPS Fund Services, Inc. 2015-2016
•    Assistant Vice President and Senior Legal Counsel, Janus Capital Management LLC, 2008-2015.

[1]	Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

[2]
Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.

[3]
The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently sixteen Funds in the Fund Complex, including fourteen Westcore Funds, Columbia Variable Portfolio Partners Small-Cap Value Fund, and the Clearwater International Fund, which are also advised or sub-advised by Denver Investments.

[4]	Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[5]	Ms. Teague is an interested trustee as a result of her service as President of the Trust.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since November 30, 2006. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1961 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

John A. DeTore

Mr. DeTore was an Interested Trustee of the Trust from December 31, 2009 to January 10, 2014. Since January 10, 2014, Mr. DeTore has served as an Independent Trustee. Mr. DeTore has over 25 years of financial services experience. Currently, Mr. DeTore is the Chief Executive Officer and Founder of United Alpha LLC, CIO, GRT United Alpha, LLC, a Portfolio Manager with GRT Capital Partners LLC, an investment management firm, and an Adjunct faculty member of the Sloan School of Management, Massachusetts Institute of Technology. Previously, he held positions at Putnam Investments for eight years and Wellington Management for seven years, primarily leading their respective quantitative research efforts. He was selected to serve as a Trustee of the Trust based on his business, academic, investment management, and financial services experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since February 13, 2007. He currently serves as President of Foundation Properties, Inc., a real estate investment manager, and is an Advisory Board Member at Bow River Capital Partners, a private equity investment management firm. Mr. Pederson is also Advisor of the Pauls Corporation, a real estate investment management and development company, an Advisory Board member at Neenan Co., a construction services company, a Board Member of Prosci Inc., a private business services company, a Board Member of Citywide Banks, a community bank, a Board Member of Professional Pediatric Health Care, Inc., a home nursing firm, and a Director of two not-for-profit organizations, the National Western Stock Show and Biennial of the Americas. He has previously served as Chairman of Ross Consulting Group, a real estate consulting service. He was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience.

James A. Smith

Mr. Smith has been an Independent Trustee to the Trust since December 31, 2009. Mr. Smith has over 30 years of experience in business, primarily in the telecommunications industry with Qwest and its predecessor and affiliated organizations. Currently, Mr. Smith’s principal occupations include serving as a Private Equity Consultant and as a Trustee to The Nature Conservancy. He was selected to serve as a Trustee of the Trust based on his business experience.

Douglas M. Sparks

Mr. Sparks has been an Independent Trustee to the Trust since December 31, 2009. Currently retired, Mr. Sparks has 28 years of experience in the public accounting industry, including 14 years as an audit partner with Ernst & Young LLP. He was selected to serve as a Trustee of the Trust based on his business and accounting experience.

Janice M. Teague

Ms. Teague has been an Interested Trustee and President of the Trust since June 2, 2016. Prior to this, Ms. Teague had served as an Independent Trustee to the Trust since February 13, 2007. Currently retired, Ms. Teague has over 20 years of financial services experience. Ms. Teague’s business career was primarily working in the legal and fund administration services at both Berger Funds and Janus Funds, holding positions leading up to Vice President at Berger Financial Group LLC. She was selected to serve as a Trustee of the Trust based on her business, investment management, accounting, and financial industry experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged Denver Investments to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, all of whom are Independent Trustees. The Board meets at five regularly scheduled meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, an Investment Review Committee and a Nominating and Governance Committee and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. In February 2011, the Trustees consolidated the responsibilities of the Qualified Legal Compliance Committee into the Audit Committee. Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mary K. Anstine, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of each Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Funds’ characteristics and circumstances. These include the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, the Funds’ net assets and the services provided by the Funds’ service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund's compliance program and reports to the Board regarding compliance matters for the Funds and its principal service providers. In addition, as part of the Board's periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Board has established three committees, the Audit Committee, Investment Review Committee, and Nominating and Governance Committee.

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairman or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee is comprised of Ms. Anstine and Messrs. Sparks (Chairman) and Smith. All of the members of the Audit Committee are Independent Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2016.

The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Funds. The Investment Review Committee is comprised of Ms. Teague and Messrs. DeTore and Pederson (Chairman). The Investment Review Committee met four times during the fiscal year ended December 31, 2016.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Governance Committee is comprised of Messrs. Smith and Sparks, and Ms. Anstine (Chairman), each of whom is an Independent Trustee. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary. The Nominating and Governance Committee met one time during the fiscal year ended December 31, 2016.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Trust as of December 31, 2016: [Update to tables below to be provided with subsequent amendment]

INTERESTED TRUSTEE

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
Janice Teague

INDEPENDENT TRUSTEES

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
Mary K. Anstine

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
John A. DeTore
Rick A. Pederson
James A. Smith
Douglas M. Sparks

As of March 31, 2017, the Trustees and officers of the Trust, as a group,.

The Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the following classes of shares: [Update to table below to be provided with subsequent amendment]

Also, as of December 31, 2016, none of the Independent Trustees owns shares or has an equity interest in the Adviser or ALPS Distributors, Inc., the Funds’ principal underwriter or any affiliate thereof.

As of January 1, 2017, each Independent Trustee receives an annual fee of $30,000 plus $3,000 for each Board meeting attended, $1,000 for each Nominating and Governance Committee attended and $1,500 for each Audit Committee and Investment Review Committee meeting attended. Each Trustee is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $4,000 per annum for services in such capacity and the Chairman of the Nominating and Governance Committee, Audit Committee and Investment Review Committee are each entitled to receive an additional $1,000 for each Committee meeting attended. In the event a formal special meeting is necessary which is held by telephone, the meeting fee is reduced to $1,000 per Trustee. The President receives a fee of $5,000 per regularly scheduled Board meeting. Effective October 1, 2004, the Trustees appointed a Chief Compliance Officer who is also the Treasurer of the Trust and a partner of the Adviser. The Trustees annually determine the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer. The following chart provides certain information about the Trustee and Chief Compliance Officer fees paid by the Trust for the fiscal year ended December 31, 2016: [Update to table below to be provided with subsequent amendment]

Name of Person/ Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from the Fund Complex*
Mary K. Anstine, Chairman/Trustee		$--	$
John A. DeTore, Trustee		--
Rick A. Pederson, Trustee		--
James A. Smith, Trustee		--
Douglas M. Sparks, Trustee		--
Robert L. Stamp**		--
Janice M. Teague, Interested Trustee and President		--
Jasper R. Frontz, Chief Compliance Officer		--

*
The Fund Complex, at the close of its fiscal year, includes funds with a common investment adviser or sub-advisor which is an affiliated person. There were sixteen funds in the Fund Complex: the fourteen Westcore Funds currently offered to the public, Columbia Variable Portfolio Partners Small-Cap Value Fund, and the Clearwater International Fund, which are also advised by Denver Investments.

**
Mr. Stamp resigned as a Trustee to the Fund effective November 15, 2011. Compensation reported here for Mr. Stamp is deferred compensation resulting from his participation in the Trust’s Deferred Compensation Plan.

Each Trustee is entitled to participate in the Trust’s Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of the Trust shares and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Adviser, of which Mr. Frontz, Treasurer of the Trust, is a Partner, Chief Operations Officer and Chief Compliance Officer, receives compensation as the investment advisor and co‑administrator. ALPS Fund Services, Inc. (“ALPS”), of which Ms. Kerschen and Mr. Noyes are employees, receives compensation as co‑administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate, ADI, serves as distributor to the Trust.

Except for Mr. Frontz, no employee of ADI, ALPS or the Adviser receives any compensation from the Trust for acting as an officer or Trustee.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Amended and Restated Declaration of Trust further provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment; that no Trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as Trustee. With the exception stated, the Amended and Restated Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been Trustee, and that the Trustees will indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

Investment Adviser

The Adviser serves as investment adviser to the Funds pursuant to Advisory Agreements. In the Advisory Agreements, the Adviser has agreed to provide a continuous investment program for each Fund and to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

The current Advisory Agreement for the Westcore Small Cap-Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund became effective on November 1, 2000. The Advisory Agreement for the Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund was amended effective May 1, 2012 to reduce the advisory fee by 10 basis points. The Advisory Agreement for the Westcore Small-Cap Value Dividend Fund became effective on December 13, 2004, the Advisory Agreement for the Westcore Micro-Cap Opportunity Fund became effective on February 13, 2008, and the Advisory Agreement for the Westcore Small-Cap Growth Fund became effective on December 19, 2013. The Advisory Agreement for the Westcore Smid-Cap Value Dividend Fund and the Westcore Municipal Opportunities Fund became effective on December 15, 2016.

The table below provides the management fee to be paid by the Funds, pursuant to the terms set forth in the advisory agreements discussed above:

Fund	Annual Management Fee
Westcore Small-Cap Growth Fund	1.00%
Westcore Small-Cap Growth Fund II	0.65%
Westcore Global Large-Cap Dividend Fund	0.65%
Westcore Large-Cap Dividend Fund	0.58%
Westcore Mid-Cap Value Dividend Fund	0.75%
Westcore Mid-Cap Value Dividend Fund II	0.63%
Westcore Smid-Cap Value Dividend Fund	0.80%
Westcore Small-Cap Value Dividend Fund	1.00%
Westcore Micro-Cap Opportunity Fund	1.00%
Westcore International Small-Cap Fund	1.20%
Westcore Flexible Income Fund	0.45%
Westcore Plus Bond Fund	0.35%
Westcore Municipal Opportunities Fund	0.40%
Westcore Colorado Tax-Exempt Fund	0.40%

Denver Investments has contractually agreed to waive a portion of its management fees and/or administration fees and/or reimburse additional other expenses so as to limit each of the affected Funds’ Retail Total Annual Fund Operating Expenses (“Total Annual Fund Operating Expense Limits”). The Retail Class Total Annual Fund Operating Expenses Limits are reflected as computed in the Financial Highlights Table in the Prospectus. The Total Annual Fund Operating Expense Limits are in effect from April 30, 2017 until at least April 30, 2018. Each of the affected Fund’s Retail Class Total Annual Operating Expense Limit is provided below:

Total Annual Retail Class Fund Operating

Fund	Expense Limit
Westcore Small-Cap Growth Fund	1.30%
Westcore Global Large-Cap Dividend Fund	0.99%
Westcore Large-Cap Dividend Fund	1.15%
Westcore Mid-Cap Value Dividend Fund	1.25%
Westcore Mid-Cap Value Dividend Fund II	1.15%
Westcore Smid-Cap Value Dividend Fund	1.20%
Westcore Small-Cap Value Dividend Fund	1.30%
Westcore Micro-Cap Opportunity Fund	1.30%
Westcore International Small-Cap Fund	1.50%
Westcore Flexible Income Fund	0.85%
Westcore Plus Bond Fund	0.55%
Westcore Municipal Opportunities Fund	0.65%
Westcore Colorado Tax-Exempt Fund	0.65%

With respect to the Westcore Small-Cap Growth Fund II, Denver Investments has contractually agreed to waive a portion of its management fees and/or administration fees and/or reimburse additional other expenses so as to limit such Fund’s ratio of expenses to average net assets as reported in the Fund’s Financial Highlights to no more than 1.15% for the Fund’s Institutional Class (formerly Retail Class prior to December 27, 2016) from April 30, 2017 until at least April 30, 2018.

In addition, Denver Investments has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than the rates in the table above for the Funds’ Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal periods:

Year Ended December 31, 2016
[To be provided with subsequent amendment]

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Small-Cap Growth Fund
Westcore Small-Cap Growth Fund II
Westcore Global Large-Cap Dividend Fund
Westcore Large-Cap Dividend Fund
Westcore Mid-Cap Value Dividend Fund
Westcore Mid-Cap Value Dividend Fund II
Westcore Smid-Cap Value Dividend Fund
Westcore Small-Cap Value Dividend Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Municipal Opportunities Fund
Westcore Colorado Tax-Exempt Fund

Year Ended December 31, 2015

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Small-Cap Growth Fund	$74,156	$(74,156)	$(37,840)	$--
Westcore Small-Cap Growth Fund II	503,893	--	--	503,893
Westcore Global Large-Cap Dividend Fund	301,197	(85,719)	--	215,478
Westcore Large-Cap Dividend Fund	218,797	(22,841)	--	195,956
Westcore Mid-Cap Value Dividend Fund	415,837	--	--	415,837
Westcore Mid-Cap Value Dividend Fund II	613,320	(16,429)	--	596,891
Westcore Small-Cap Value Dividend Fund	2,717,036	(245,591)	--	2,471,445
Westcore Micro-Cap Opportunity Fund	304,246	(110,430)	--	193,816
Westcore International Small-Cap Fund	2,795,932	(268,546)	--	2,527,386
Westcore Flexible Income Fund	287,733	(96,893)	--	190,840
Westcore Plus Bond Fund	5,163,375	(2,185,047)	--	2,978,328

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Colorado Tax-Exempt Fund	700,300	(211,981)	--	488,319

Year Ended December 31, 2014

Fund Name	Gross Advisory Fees	Waiver of Fees	Reimbursement of Expenses	Net Advisory Fees
Westcore Small-Cap Growth Fund	$44,206	$(44,206)	$(86,147)	$--
Westcore Small-Cap Growth Fund II	667,541	--	--	667,541
Westcore Global Large-Cap Dividend Fund	369,178	(87,615)	--	281,563
Westcore Large-Cap Dividend Fund	406,882	(16,459)	--	390,423
Westcore Mid-Cap Value Dividend Fund	414,822	--	--	414,822
Westcore Mid-Cap Value Dividend Fund II	647,037	(16,913)	--	630,124
Westcore Small-Cap Value Dividend Fund	3,371,475	(343,747)	--	3,027,728
Westcore Micro-Cap Opportunity Fund	342,592	(102,894)	--	239,698
Westcore International Small-Cap Fund	5,207,610	(360,171)	--	4,847,439
Westcore Flexible Income Fund	303,763	(35,250)		268,513
Westcore Plus Bond Fund	5,142,298	(2,221,534)	--	2,920,764
Westcore Colorado Tax-Exempt Fund	536,560	(160,173)	--	376,387

The Adviser manages other investment management accounts in addition to the Fund. Each account managed by the Adviser has its own investment objective and policies and is managed accordingly by a particular team of portfolio managers. As a result, from time to time two or more accounts, even if managed by the same team, may pursue divergent investment strategies with respect to investments or categories of investments.

Each Advisory Agreement is effective for its first two years and thereafter will continue in effect from year to year so long as such continuance is approved annually by a majority of the Funds’ Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Funds. The Advisory Agreement (i) may be terminated without the payment of any penalty by the Fund or the Adviser on sixty days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of such Fund.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser, as co-administrator, also provides administrative services to the Funds pursuant to an Administration Agreement and has agreed to pay all expenses incurred by it in connection with its administrative activities.

Distributor

ADI, an affiliate of ALPS (the “Distributor”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent of the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. For the fiscal years ended December 31, 2016, 2015 and 2014, the Distributor received $0 in underwriting commissions with respect to all the investment portfolios offered by the Trust.

Administrators

Pursuant to an Administration Agreement, ALPS and Denver Investments serve as co-administrators to the Funds (the “Administrators”). As Administrators, they have agreed to provide certain clerical, regulatory, reporting and monitoring services and generally assist in each Fund’s operations.

The Annual Administration Fees payable to the Administrator are allocated to each Fund based upon each Fund’s relative proportion of the Trust’s net assets.

Effective May 1, 2012, ALPS has entered into an Administration, Bookkeeping and Pricing Services Agreement (the “ALPS Administration Agreement”) to maintain the financial accounts and records of the Funds,  to compute the net asset value and certain other financial information of the Funds and generally assist in each Fund’s operations. ALPS receives a fee for such services based on the Trust’s assets.

Also effective May 1, 2012, Denver Investments, has entered into an Administration Agreement (the “DI Administration Agreement”) to assist in maintaining the Funds’ office; furnishing the Funds with clerical and certain other services required by the Funds; compile data for and prepare various notices; annual and semi-annual shareholder reports to the SEC; prepare other reports that may be required by applicable securities, investments, tax or other laws and regulations of the United Sates; prepare filings with state securities commissions; coordinate federal and state tax returns for the Funds; monitor each Fund’s expense accruals; monitor compliance with each Fund’s investment policies and limitations and generally assist in the each Fund’s operations.

The table below provides the fees to be paid by the Funds, pursuant to the DI Administration Agreement discussed above:

Asset Level	Annual Administrative Fee
First $3.5 billion in average daily net assets of the Trust	0.10%
Net assets greater than $3.5 billion in average daily net assets of the Trust	0.05%

The following information summarizes the actual administration fees paid by the Funds and any administration fees waived, pursuant to the fee waiver agreements as discussed earlier, for the last three years.

Fiscal Year Ended December 31, 2016
[To be provided with subsequent amendment]

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Small-Cap Growth Fund
Westcore Small-Cap Growth Fund II
Westcore Global Large-Cap Dividend Fund
Westcore Large-Cap Dividend Fund
Westcore Mid-Cap Value Dividend Fund
Westcore Mid-Cap Value Dividend Fund II
Westcore Smid-Cap Value Dividend Fund
Westcore Small-Cap Value Dividend Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Municipal Opportunities Fund
Westcore Colorado Tax-Exempt Fund

Fiscal Year Ended December 31, 2015

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Small-Cap Growth Fund	$10,038	$--	$10,038
Westcore Small-Cap Growth Fund II	104,946	--	104,946
Westcore Global Large-Cap Dividend Fund	62,721	--	62,721
Westcore Large-Cap Dividend Fund	45,565	--	45,565
Westcore Mid-Cap Value Dividend Fund	75,040	--	75,040
Westcore Mid-Cap Value Dividend Fund II	127,705	--	127,705
Westcore Small-Cap Value Dividend Fund	367,826	--	367,826
Westcore Micro-Cap Opportunity Fund	41,198	--	41,198
Westcore International Small-Cap Fund	315,502	--	315,502
Westcore Flexible Income Fund	86,537	--	86,537
Westcore Plus Bond Fund	1,996,570	--	1,996,570
Westcore Colorado Tax-Exempt Fund	236,904	--	236,904

Fiscal Year Ended December 31, 2014

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Small-Cap Growth Fund	$6,049	$--	$6,049
Westcore Small-Cap Growth Fund II	141,145	--	141,145
Westcore Global Large-Cap Dividend Fund	78,013	--	78,013
Westcore Large-Cap Dividend Fund	86,150	--	86,150

Fund Name	Gross Administration Fees	Waiver of Fees	Net Administrative Fees
Westcore Mid-Cap Value Dividend Fund	75,917	--	75,917
Westcore Mid-Cap Value Dividend Fund II	136,712	--	136,712
Westcore Small-Cap Value Dividend Fund	462,824	--	462,824
Westcore Micro-Cap Opportunity Fund	47,017	--	47,017
Westcore International Small-Cap Fund	596,444	--	596,444
Westcore Flexible Income Fund	92,682	--	92,682
Westcore Plus Bond Fund	2,017,307	--	2,017,307
Westcore Colorado Tax-Exempt Fund	184,037	--	184,037

Each Fund has agreed to reimburse the Adviser for a portion of the payments it makes to certain Service Organizations for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Trust is intended to not exceed the estimated cost that would be incurred by the Fund if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

To determine the Periodic Reimbursement Amount, the Fund’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a periodic basis but no later than quarterly as follows (“Effective Rate”):

Fund Retail Class Transfer Agency Costs divided by Fund Retail Class Assets serviced directly by the Fund’s Transfer Agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts as of the most recent practical date (typically quarter end) to calculate the Periodic Reimbursement Amount.

The Periodic Reimbursement Amount is then accrued on a daily basis as an expense to the Fund until the next Periodic Reimbursement calculation is made. For the period January 1, 2016 through December 31, 2016, the Trust reimbursed Denver Investments $.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon Corporation (the “Custodian”), with principal offices at One Wall Street, New York, New York 10286, serves as custodian of the assets of each of the Funds pursuant to a custody agreement (the “Custody Agreement”). Under the Custody Agreement, the Custodian has agreed to hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund. The Custodian may, at its own expense, open and maintain a custody account or accounts on behalf of any Fund with other banks or trust companies, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. Under the Custody Agreement, the Custodian receives from the Trust a fee based primarily on the assets and transactions of each Fund subject to an overall minimum.

ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitates the electronic delivery of shareholder statements and reports; and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

PORTFOLIO MANAGERS
As of March 31, 2017, the following tables summarize the other investment activities of each portfolio manager, as organized around the Advisor’s investment teams.

LARGE- AND MID-CAP GROWTH TEAM [To be provided with subsequent amendment]
Juran

Registered Investment Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

SMALL-CAP GROWTH TEAM [To be provided with subsequent amendment]
	Fitzsimons	Begun	Bliss

Registered Investment Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

INTERNATIONAL TEAM [To be provided with subsequent amendment]
	Fenley	Duhon

Registered Investment Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

VALUE TEAM [To be provided with subsequent amendment]
	Dayton	Adelmann	Anguilm	Ramirez	Ruehle

Registered Investment Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

QUANTITATIVE TEAM [To be provided with subsequent amendment]
Kuppinger

Registered Investment Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

FIXED INCOME TEAM [To be provided with subsequent amendment]
	Harris	Johnson	Shea	Foley

Registered Investment Companies
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Pooled Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Other Accts
Assets
# of Accounts

Performance Based
Assets
# of Accounts

Grand Totals
Assets
# of Accounts

Please note that the Performance Based Assets and # of Accounts are a subset of the total amounts presented for that type of account.

Description of Material Conflicts of Interest

The Adviser has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation, conflicting investment strategies and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the Adviser believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the Funds and its other managed funds and accounts have been reasonably designed.

Westcore Funds Portfolio Manager Compensation Structure Disclosure

The Adviser is a limited liability company with “members” or “partners” as the owners of the firm. The compensation structure for partners versus employees differs such that a separate description of portfolio managers’ compensation is required for those portfolio managers who are partners and those who are not partners.

The Adviser’s goal is to create an environment that promotes stability and ensures the alignment of employee incentives with clients’ interests. All investment professionals are eligible for equity ownership positions, which are based on several factors including performance, product profitability, ability to grow the business and other qualitative factors.

Partners have a base salary plus an incentive component, as well as equity ownership in the firm. All investment professionals who are non-owners have a base salary, an incentive component and participate in a profit-sharing program.

Regarding incentive compensation, the single most important measurement is client account returns versus their benchmark. If excess returns are achieved, investment professionals are eligible for annual bonuses which emphasize long-term performance.

Both partner and non-partner portfolio managers may also participate in the Adviser’s defined contribution retirement plan, which includes normal matching provisions and a discretionary contribution in accordance with applicable tax regulations.

Ownership of Securities. The table below identifies ownership in the Westcore Funds by each portfolio manager as of March 31, 2017:

Portfolio Manager	Fund	Ownership Range

[To be provided with subsequent amendment]

EXPENSES

Operating expenses borne by the Funds include taxes, interest, fees and expenses of its Trustees and officers, SEC fees, state securities qualification fees, advisory fees, administrative fees, charges of the Funds’ custodian, shareholder services agent and accounting services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

It is the Westcore Funds’ policy to publicly disclose portfolio holding information of all holdings on a monthly basis on the Funds’ website at www.westcore.com so that all investors and prospective investors have equal access to current information at the same time. Generally the information will be posted on the Funds’ website on or around the 15th of each month and the Funds are allowed to disclose their top 10 portfolio holdings as frequently as monthly and from time to time before the complete holdings are disclosed, provided that such information is first made publicly available via the Funds’ website. Portfolio holdings information is disclosed to the Funds’ service providers or its agents in order to carry out the Funds’ operations. Each of the Funds’ service providers or its agents is required to keep such information confidential by agreement or by general professional fiduciary duty. The identity of such entities is provided below:

Recipient Name	Frequency of Holdings Disclosure	Lag of Information Provided	Date of Information	Date Provided to Recipients
Abel/Noser Corp. (Trade Cost Analysis Services used by Adviser)	Daily	None	Daily	Daily
CapitalIQ (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
Bloomberg (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
Denver Investments (Investment Adviser and Co-Administrator)	Daily	None	Daily	Daily
Eagle Investment Systems (Accounting Systems Software utilized by Adviser)	Daily	None	Daily	Daily
Eze Castle Software, Inc. (Trade Order Management System and Compliance Monitoring System provider utilized by Adviser)	Daily	None	Daily	Daily
Factset Research Systems, Inc. (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
ISS, Inc. (Proxy Voting provider utilized by Adviser and Funds)	Daily	None	Daily	Daily
Financial Tracking Technologies LLC (Compliance Monitoring System utilized by Adviser)	Daily	None	Daily	Daily
Schwab Compliance Technologies (Compliance Monitoring System utilized by Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Co-Administrator, Bookkeeping and Pricing Agent)	Daily	None	Daily	Daily
Interactive Data Pricing and Reference Data, Inc. (Pricing provider utilized by Administrator)	Daily	None	Daily	Daily
The Bank of New York Mellon Corporation (Custodian)	Daily	None	Daily	Daily
Electra Information Systems, Inc. (Asset Reconciliation provider utilized by Administrator)	Daily	None	Daily	Daily
Lipper, Inc.	Monthly	No greater than 10 days	Month-end	On or before the 10th day of each month
Global Investment Systems L.P. (Mutual Fund Accounting Systems Software utilized by ALPS)	As needed	None	Daily	As needed
Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel to the Funds and Independent Trustees)	As needed	None	As needed	As needed

In addition to the categories of persons and names of persons described above who may receive nonpublic information, brokers executing portfolio trades on behalf of the Funds may receive nonpublic holdings information in connection with such trades.

The Adviser manages accounts in addition to the Westcore Funds as previously disclosed in the section titled “Portfolio Managers.” The Adviser has also contracted to provide certain institutional style model portfolios to third parties for a management fee. Although separate from the Funds, these accounts and model portfolios may be managed in an investment style similar to certain Westcore Funds and thus may have similar portfolio holdings, which are accessible by authorized individuals earlier than the Fund’s holdings disclosure policy.

Neither the Funds nor its Adviser shall receive any compensation or other consideration in connection with the disclosure of information about portfolio securities. Only the Funds’ President and Treasurer may authorize the disclosure of information about portfolio securities that deviates from the policy described above which will be disclosed to the Board at its next regularly scheduled meeting. The Adviser has concluded that this policy does not present conflicts between the best interests of Westcore shareholders and the Adviser. This policy is subject to annual review by the Board.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

[                     ], serves as Independent Registered Public Accounting Firm for the Funds.

COUNSEL

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202, serves as counsel to the Trust and will pass upon certain legal matters relating to the Funds.

CODES OF ETHICS

The Trust, the Adviser and ADI have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The codes of ethics are on public file with, and available from, the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

As indicated in the Prospectus, the Adviser permits investment and other personnel to purchase and sell securities for their own accounts, including securities that may be held by the Funds, in accordance with the Adviser’s policy regarding personal investing by members, officers and employees of the Adviser. The Adviser policy requires all members, officers and employees to pre-clear all transactions in securities not otherwise exempt under the policy. In addition to pre-clearance, the policy subjects members, officers and employees of the Adviser to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Adviser’s policy. The provisions of the policy are administered by and subject to exceptions authorized by the Adviser.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted the Adviser’s proxy voting policies and procedures, which sets forth the guidelines to be utilized by the Adviser in voting proxies for the Funds. To execute this responsibility, the Adviser relies heavily on its subscription to Institutional Shareholder Services (ISS). A summary of the Adviser’s proxy voting policy and procedures is attached hereto as Appendix B and is incorporated herein by reference. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.westcore.com and on the SEC Internet site at www.sec.gov.

ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS

From time to time, the yields, tax-equivalent yields, effective yields and the total return (before taxes) of a Fund may be quoted in newsletters, advertisements and other publications that may include comparisons of a Fund’s performance with the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services. Performance information is generally available by calling ALPS at 800.392.CORE (2673).

Any fees charged by your Service Organization directly to your account in connection with an investment in a Fund will not be included in the Fund’s calculations of yield and/or total return.

Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

Yield Calculations – Westcore Bond Funds

The funds yield shows the rate of income a Fund earns on its investments as a percentage of its share price. It represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in NAV. Each yield is calculated by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Where:	a =	dividends and interest earned during the period.

b =	expenses accrued for the period (net of reimbursements).

c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =	net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but that have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but that have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium or the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Based on the foregoing calculations, the yields of the Funds for the 30-day period ended December 31, 2016 were as follows: [Update to table below to be provided with subsequent amendment]

Fund	30-Day Yield (with fee waivers)	30-Day Yield (without fee waivers)
Westcore Flexible Income Fund – Retail Class	[ ]%	[ ]%
Westcore Flexible Income Fund – Institutional Class	[ ]%	[ ]%
Westcore Plus Bond Fund – Retail Class	[ ]%	[ ]%
Westcore Plus Bond Fund – Institutional Class	[ ]%	[ ]%
Westcore Colorado Tax-Exempt Fund	[ ]%	[ ]%

“Tax-Equivalent” Yield Calculations – Westcore Colorado Tax-Exempt Fund

The Fund’s “tax-equivalent” yield shows the level of the taxable yield needed to produce an after-tax yield equivalent to the Fund’s tax-free yield. The Fund’s tax-equivalent yield will always be higher than its yield. It is calculated by: (a) dividing the portion of the Fund’s yield that is exempt from both federal and Colorado state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund’s yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund’s yield that is not exempt from federal income tax.

Based on the foregoing calculations, the yield and tax-equivalent yield of the Fund for the 30-day period ended December 31, 2016 (after fee waivers) were [ ]% and [ ]%, respectively, and before fee waivers were [ ]% and [ ]%, respectively.

Tax-Equivalent Yield is based upon the effective combined state and federal tax rate assumptions of 48.03% (assuming a 43.40% federal tax rate, consisting of the maximum stated regular federal tax rate of 39.6% plus the 3.8% surtax imposed on the net investment income of certain taxpayers, and a 4.63% Colorado tax rate and without taking into account the deductibility of the Colorado tax for calculating federal income tax liability) for the Westcore Colorado Tax-Exempt Fund.

Total Return Calculations

The average annual total return (before taxes) represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period. Average annual returns for more than one year tend to smooth out variations in a Fund’s return and are not the same as actual annual results. Each Fund computes its average annual total return (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Where:	ERV=	ending redeemable value at the end of the period covered by computation of a hypothetical $1,000 payment made at the beginning of the period.

P=	hypothetical initial payment of $1,000.

N=	period covered by the computation, expressed in terms of years.

The aggregate total return reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in a Fund over a specified measuring period. It is computed by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged by the Trust to all shareholder accounts. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Based on the foregoing calculations, the average annual total return (before taxes) after fee waivers for the year ended, the five and ten year periods ended December 31, 2016 and for the periods since commencement of the Funds’ respective operations were as follows: [Update to table below to be provided with subsequent amendment]

Fund	One Year Ended December 31, 2015	Since Inception Institutional Class Only To December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015	Since Inception Retail Class Only To December 31, 2015
Westcore Growth Fund – Retail Class(2)	4.43%	N/A	11.14%	6.69%	8.92%
Westcore Growth Fund – Institutional Class	4.68%	5.39%(9)	11.35%	N/A	N/A
Westcore MIDCO Growth Fund – Retail Class(1)	(5.08)%	N/A	6.87%	6.22%	10.15%
Westcore MIDCO Growth Fund – Institutional Class	(4.98)%	4.51%(9)	7.05%	N/A	N/A
Westcore Select Fund – Retail Class(6)	(11.81)%	N/A	1.29%	5.84%	10.18%
Westcore Small-Cap Growth Fund – Retail Class(11)	(4.77)%	N/A	N/A	N/A	0.09%
Westcore Small-Cap Growth Fund – Institutional Class(11)	(4.37)%	0.48%	N/A	N/A	N/A
Westcore Global Large-Cap Dividend Fund – Retail Class(2)	(0.56)%	N/A	9.05%	4.39%	8.35%
Westcore Global Large-Cap Dividend Fund – Institutional Class	(0.42)%	3.05% (9)	9.25%	N/A	N/A
Westcore Mid-Cap Value Dividend Fund – Retail Class(5)	(1.50)%	N/A	10.25%	5.43%	8.96%
Westcore Small-Cap Value Dividend Fund – Retail Class(8)	(8.13)%	N/A	7.56%	6.02%	5.93%
Westcore Small-Cap Value Dividend Fund – Institutional Class	(7.98)%	4.04% (9)	8.00%	N/A	N/A
Westcore Micro-Cap Opportunity Fund – Retail Class(10)	(4.92)%	N/A	9.70%	N/A	8.53%
Westcore International Small-Cap Fund – Retail Class(7)	(1.05)%	N/A	3.38%	5.07%	4.68%
Westcore Flexible Income Fund – Retail Class(2)	(1.64)%	N/A	5.18%	4.61%	7.27%
Westcore Flexible Income Fund – Institutional Class	(1.51)%	4.00% (9)	5.33%	N/A	N/A
Westcore Plus Bond Fund – Retail Class(2)	0.01%	N/A	3.52%	4.42%	6.18%
Westcore Plus Bond Fund – Institutional Class	0.23%	4.41% (9)	3.69%	N/A	N/A
Westcore Colorado Tax-Exempt Fund – Retail Class(3)	3.02%	N/A	4.35%	3.93%	4.76%

(1)	Commenced Operations on August 1, 1986.
(2)	Commenced Operations on June 1, 1988.
(3)	Commenced Operations on June 1, 1991.
(4)	Reserved.
(5)	Commenced Operations on October 1, 1998.
(6)	Commenced Operations on October 1, 1999.
(7)	Commenced Operations on December 15, 1999.
(8)	Commenced Operations on December 13, 2004.
(9)	Commenced Operations on September 28, 2007.
(10)	Commenced Operations on June 23, 2008.
(11)	Commenced Operations on December 20, 2013.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for each Fund are included in the Prospectus.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, “Materials”) a total return figure that more accurately compares a Fund’s performance with other measures of investment return. For example, in comparing a Fund’s total return with data published by Lipper, Inc., or Morningstar, Inc., or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. “Compounding” refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The materials may also refer to or describe the types of clients the Adviser advises, and describe the Adviser’s method of operation, internal work environment, procedure and philosophy. The Funds may also include in Materials charts, graphs or drawings that compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. From time to time, the materials may include contests or promotions that may include the award of Fund shares as prizes, and a waiver of certain minimum amount requirements to open an account.

MISCELLANEOUS

As used in this SAI, a “majority of the outstanding shares” of a Fund or a class of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or as a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or class.

As of March 31, 2017, the following shareholders owned 5% or more of the outstanding shares of the Funds. In addition, any shareholder listed below owning 25% or more of the outstanding shares of a Fund may, for certain purposes, be deemed to control that Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

[To be provided with subsequent amendment]

All above-listed shares of Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund, and Westcore Colorado Tax-Exempt Bond Fund, were owned of record by the owners named above, except to the Trust’s knowledge where also owned beneficially as indicated above.

Insofar as the Adviser of the Fund is aware, as of March 31, 2017, no person owned, beneficially or of record, more than 25% of the outstanding shares of the retail class of the following Funds, except the following: [Update to tables below to be provided with subsequent amendment]

Name of Shareholder	Fund(s)
Charles Schwab & Co., Inc.	Westcore Growth Fund Westcore MIDCO Growth Fund Westcore Select Fund Westcore Small-Cap Growth Fund Westcore Mid-Cap Value Dividend Fund Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund Westcore International Small-Cap Fund Westcore Flexible Income Fund Westcore Plus Bond Fund Westcore Colorado Tax-Exempt Fund
National Financial Services	Westcore Select Fund Westcore Small-Cap Value Dividend Fund	Westcore Plus Bond Fund

In the Institutional Class, no person owned, beneficially or of record, more than 25% of the outstanding shares of the following Funds, except for the following:
[Update to tables below to be provided with subsequent amendment]

Name of Shareholder	Fund(s)
Charles Schwab & Co., Inc.	Westcore MIDCO Growth Fund	Westcore Plus Bond Fund
National Financial Services	Westcore Plus Bond Fund
Wells Fargo Bank, N.A.	Westcore Growth Fund Westcore MIDCO Growth Fund	Westcore Small-Cap Growth Fund Westcore Global Large-Cap Dividend Fund
Denver Investments	Westcore Growth Fund Westcore MIDCO Growth Fund	Westcore Small-Cap Growth Fund Westcore Global Large-Cap Dividend Fund
Oppenheimer & Co.	Westcore Global Large-Cap Dividend Fund
Wilmington Trust	Westcore Small-Cap Value Dividend Fund
U.S. Bank, N.A.	Westcore Flexible Income Fund

Any person owning more than 25% of the outstanding shares of a Fund may be deemed to control it. Each of these persons is believed to hold its shares of the Funds as nominee for the benefit of its clients or participants.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” – Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

-	PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

• Positive means that a rating may be raised.
• Negative means that a rating may be lowered.
• Stable means that a rating is not likely to change.
• Developing means a rating may be raised or lowered.
• N.M. means not meaningful.

Moody’s

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events that, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” – This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” – This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

Appendix B

Summary of Denver Investments’ Proxy Voting Policy

Denver Investments relies on a third-party vendor, Institutional Shareholder Services (“ISS”), to research, vote and record all proxy ballots for the security positions we maintain on clients’ behalf and for which we have voting authority. Annually, we fully review ISS’ independence and its Proxy Voting Guidelines. We follow ISS’ General Guidelines on most issues for shareholder vote. However, ISS does offer more customized proxy voting policies, such as Taft-Hartley and Public Fund Advisory which may be selected by clients for an additional fee. Major subcategories within ISS’ guidelines are:

1)	Operational Items
2)	Board of Directors
3)	Proxy Contests
4)	Anti-takeover Defenses and Voting Related Issues
5)	Mergers and Corporate Restructurings
6)	State of Incorporation
7)	Capital Structure
8)	Executive and Director Compensation
9)	Corporate Social Responsibility (CSR) Issues
10)	Mutual Fund Proxies
11)	Global Proxy Voting Matters

ISS’ Proxy Voting Guidelines may be updated from time to time.

In the rare instance when a portfolio manager or analyst believes that an ISS recommendation would be to the detriment of the firm’s investment clients, we can and will override ISS’ recommendation through a manual vote. If more than one investment team or Wealth Management portfolio manager holds the security, the decision to override should be authorized by a member of each investment team or the Wealth Management portfolio manager. The final authorization to override an ISS recommendation must be approved by the CCO or a member of Denver Investments’ Oversight Committee other than the individual requesting the override. A written record supporting the decision to override the ISS recommendation will be maintained.

Generally, for stocks traded on foreign exchanges, Denver Investments will exercise its voting authority. However, if we believe that by voting, a client will incur excessive expense or that a lack of liquidity of a stock may be an issue, Denver Investments may not exercise its voting authority after considering all relevant factors.

For any matters subject to proxy vote for mutual funds in which Denver Investments is an affiliated party, Denver Investments will vote on behalf of clients invested in such mutual funds in accordance with ISS recommendations, with no exceptions.

Client information is automatically recorded in ISS’ system for record keeping. ISS provides the necessary reports for the Westcore Funds to prepare its Form N-PX annually.

Below is a condensed version of ISS’ proxy voting recommendations for 2016.
B-1

PART C – OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)
Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(2)
Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(3)
Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit 1(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(4)
Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit a(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

(5)
Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).

(b)	(1)
Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2‑75677).

(2)
Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

(c)
See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).

(d)	(1)
Amended and Restated Advisory Agreement dated November 1, 2000 between Registrant and Denver Investment Advisors LLC relating to Registrant’s MIDCO Growth Fund, Blue Chip Fund, Small-Cap Opportunity Fund, Mid-Cap Value Fund (formerly the Mid-Cap Opportunity Fund), Small-Cap Opportunity Fund (formerly Small-Cap Growth Fund), Select Fund, International Small Cap Fund (formerly the International Frontier Fund), Flexible Income Fund (formerly the Intermediate-Term Bond Fund), Plus Bond Fund (formerly the Long-Term Bond Fund) and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 53 as filed with the Commission on September 24, 2001 (Registration No. 2-75677).

(2)
Advisory Agreement dated January 15, 2003 between Registrant and Denver Investment Advisors LLC relating to the Sarbanes-Oxley Act of 2002 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(3)
Amendment No. 1 dated September 20, 2004 to the Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit 99.6(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(4)
Amendment No. 2 dated May 21, 2008 to Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(5)
Amendment No. 3 dated May 1, 2012 to Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 79 as filed with the Commission on October 2, 2013 (Registration No. 2-75677).

(6)
Amendment No. 4 dated December 19, 2013 to the Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).

(7)
Fee Waiver Letter Agreement dated April 29, 2016 between Registrant and Denver Investment Advisors LLC, is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(8)
Amendment No. 5 dated April 29, 2016 to the Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC, relating to Exhibit 1, is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2‑75677).

(9)
Amendment No. 6 dated December 27, 2016 to the Amended and Restated Investment Advisory Agreement dated as of November 1, 2000 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Growth Fund, MIDCO Growth Fund, and Select Fund is filed herein.

(10)
Investment Advisory Agreement dated December 15, 2016 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Municipal Opportunities Fund and Smid-Cap Value Dividend Fund is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(11)
Fee Waiver Letter Agreement dated December 15, 2016 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Dividend Fund is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(e)	(1)	(i)
Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund, is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2‑75677).

(ii)
Amendment No. 1 dated December 19, 2013 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).

(iii)
Amendment No. 2 dated April 29, 2016 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc., relating to Appendix C, is incorporated herein by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(iv)
Amendment No. 3 dated December 15, 2016 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Dividend Fund is incorporated herein by reference to Exhibit (e)(1)(iv) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(2)
Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (c)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(3)
Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (c)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(4)
Anti-Money Laundering Delegation Amendment dated September 30, 2005 to Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (c)(5) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(5)
Letter Agreement dated October 1, 2003 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (7)(a)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(f)
Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(1)
Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2‑75677).

(g)	(1)
Custody Agreement dated October 1, 1999 between Registrant and Bank of New York is incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 51 as filed with the Commission on July 18, 2000 (Registration No. 2-75677).

(2)
Amendment No. 1 dated December 15, 1999 to Custody Agreement dated October 1, 1999 relating to Registrant’s International Small-Cap Fund is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 51 as filed with the Commission on July 18, 2000 (Registration No. 2-75677).

(3)
Amendment dated July 2, 2001 to Custody Agreement dated as of October 1, 1999 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 54 as filed with the Commission on September 25, 2002 (Registration No. 2-75677).

(4)
Amendment and Supplement dated December 15, 2006 to Custody Agreement dated as of October 1, 1999 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(5)
Amendment No. 3 dated May 21, 2008 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(6)
Amendment No. 4 dated December 19, 2013 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).

(7)
Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 54 as filed with the Commission on September 25, 2002 (Registration No. 2-75677).

(8)
Amendment No. 1 dated May 21, 2008 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(9)
Amendment dated December 19, 2013 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant, relating to Registrant’s Blue Chip Dividend Fund) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).

(10)
Amendment No. 5 dated April 29, 2016 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant, relating to Appendix B –List of Series, is incorporated herein by reference to Exhibit (g)(10) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(11)
Amendment No. 6 dated December 15, 2016 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (g)(11) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(12)
Amendment dated December 15, 2016 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant, relating Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (g)(12) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(h)	(1)	(i)
Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit 13(h)(1)(i) to Post-Effective Amendment No. 77 as filed with the Commission on April 30, 2013 (Registration No. 2‑75677).

(ii)
Amendment No. 1 dated December 19, 2013 to the Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).

(iii)
Amendment No. 2 dated April 29, 2016 to the Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(iv)
Amendment No. 3 dated December 15, 2016 to the Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(2)	(i)
Transfer Agency and Service Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(i) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(ii)
Letter Agreement dated October 1, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(ii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(iii)
Addendum dated September 1, 2006 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

(iv)
Amendment No. 1 dated September 1, 2006 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(v)
Amendment No. 2 dated May 21, 2008 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

(vi)
Amendment No. 3 dated December 1, 2009 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit h(2)(vi) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

(vii)
Letter Amendment dated October 13, 2003 to the Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vi) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(viii)
Letter Amendment dated December 10, 2004 to the Transfer Agency and Service Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vii) to the April 2, 2008 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

(ix)
Amendment No. 4 dated December 19, 2013 to the Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(2)(ix) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).

(x)
Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(iii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(xi)
Indemnification Agreement dated as of October 13, 2003 between Registrant and Denver Investment Advisors LLC regarding Transfer Agent Interactive Client Services Agreement is incorporated herein by reference to Exhibit 13(b)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(xii)
Amended Fee Schedule to Transfer Agency Service Agreement dated as of February 18, 2004 effective as of October 13, 2004 is incorporated herein by reference to Exhibit 13(b)(v) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(xiii)
Delegation Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(vi) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(xiv)
First Amendment dated October 1, 2004 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vii) to Post-Effective Amendment No. 58 as filed with the Commission on July 22, 2005 (Registration No. 2-75677).

(xv)
Amendment No. 2 dated December 13, 2004 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(viii) to Post-Effective Amendment No. 58 as filed with the Commission on July 22, 2005 (Registration No. 2‑75677).

(xvi)
Amendment No. 3 dated September 1, 2006 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(x) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).

(xvii)
Amendment No. 4 dated May 21, 2008 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(xv) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).

	(xviii)	Amendment No. 5 dated December 19, 2013 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(2)(xviii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
(xviv)
Amendment No. 5 dated December 19, 2013 to the Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, relating to Schedule A, is incorporated herein by reference to Exhibit (h)(2)(xviv) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(xvv)
Amendment No. 6 dated April 29, 2016 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, relating to Schedule I, is incorporated herein by reference to Exhibit (h)(2)(xvv) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(xxi)
Amendment No. 6 dated December 15, 2016 to the Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Dividend Fund, is incorporated herein by reference to Exhibit (h)(2)(xxi) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(xxii)
Amendment No. 7 dated December 15, 2016 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund, is incorporated herein by reference to Exhibit (h)(2)(xxii) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(3)	(i)
Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund, is incorporated herein by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 77 as filed with the Commission on April 20, 2013 (Registration No. 2‑75677).

(ii)
Amendment No. 1 dated December 19, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).

		(iii)
Amendment No. 2 dated May 1, 2014 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Appendix C – Compensation is incorporated herein by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).

		(iv)
Amendment No. 3 dated May 1, 2015 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Appendix C – Compensation is incorporated herein by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 86 as filed with the Commission on April 30, 2015 (Registration No. 2-75677).

		(v)
Amendment No. 4 dated April 29, 2016 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant, relating to Appendix C – Compensation, is incorporated herein by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

		(vi)
Amendment No. 5 dated December 15, 2016 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Fund is incorporated herein by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(i)	(1)
Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, is incorporated herein by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(i)	(2)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant to be filed by subsequent Amendment.
(j)	Not Applicable.
(k)	None.
(l)
Conversion Agreement dated September 30, 1998 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Mid-Cap Opportunity Fund is incorporated herein by reference to Exhibit 13(a) to Post-Effective Amendment No. 48 as filed with the Commission on September 28, 1998 (Registration No. 2-75677).

(m)	None.
(n)	(1)
Rule 18f-3 Plan, authorized August 21, 2007, as amended April 29, 2016 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2‑75677).

(n)	(2)
Rule 18f-3 Plan, authorized August 21, 2007, as amended December 15, 2016 is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2‑75677).

(p)	(1)
Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2‑75677).

(2)
Amended Code of Ethics of Denver Investment Advisors LLC dated as of January 11, 2011 is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).

(3)
Amended Code of Ethics of ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc., amended as of June 25, 2012, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 77 as filed with the Commission on April 30, 2013 (Registration No. 2‑75677).

(q)	Powers of Attorney are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 91 as filed with the Commission on September 30, 2016 (Registration No. 2‑75677).

Item 29.	Persons Controlled By or Under Common Control with the Registrant.
Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees and Officers” in Part B hereof.)

Item 30.	Indemnification.

Amended and Restated Declaration of Trust. Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4) to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees, to the fullest extent permitted by law, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided that any such indemnification shall be preceded by a reasonable and fair determination that an indemnification shall be made, where such reasonable and fair means of determination would include: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct, or (b) the reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, by either (i) the vote of a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) by the written opinion of independent legal counsel; and further provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification; and further provided that, as a condition to the advance either: (x) the indemnitee shall provide a security for his or her undertaking; (y) the Trust shall be insured against losses arising by reason of any lawful advances; or (z) either (i) a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding or (ii) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6 Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Amended and Restated Investment Advisory Agreement. Indemnification of Registrant’s investment adviser for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the performance of this agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this agreement as provided for in Section 9 of the Amended and Restated Investment Advisory Agreement dated November 1, 2000, incorporated herein by reference as Exhibit (d)(i) to Post-Effective Amendment No. 53 (Registration No. 2-75677).

Distribution Agreement. Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising from dissemination of untrue material fact or omission of such material fact by the Registrant’s Distributor and used in the Trust’s Registration Statement or in the corresponding statements and in the Trust’s prospectus is provided for in Section 1.10 of Exhibit A to the Distribution Agreement dated November 1, 2011 and is incorporated herein by reference to Exhibit (c)(7) to Post-Effective Amendment No. 74 as filed with the Commission on April 27, 2012 (Registration No. 2-75677).

Transfer Agency and Service Agreement. Indemnification of Registrant’s Transfer Agent is provided for in Section 7 of the Transfer Agency and Service Agreement dated October 13, 2003 incorporated herein by reference as Exhibit 13(b)(i) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169) for any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

(a) All actions of the Transfer Agent or its agents or subcontractors required to be taken pursuant to this Agreement (including the defense of any law suit in which the Transfer Agent or affiliate is a named party), provided that such actions are taken in good faith and without negligence or willful misconduct;

(b) The Fund’s lack of good faith, negligence or willful misconduct;

(c) The reliance upon, and any subsequent use of or action taken or omitted, by the Transfer Agent, or its agents or subcontractors on: (i) any information, records, documents, data, or services, which are received by the Transfer Agent or its agents or subcontractors by machine readable input, facsimile, CRT data entry, electronic instructions or other similar means authorized by the Fund in writing, and which have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any broker-dealer, TPA or previous transfer agent; (ii) any instructions or requests of the Fund or any of its officers reasonably believed by the Transfer Agent to be authorized by the Fund’s Board of Trustees; (iii) any instructions or opinions of legal counsel with respect to any matter arising in connection with the services to be performed by the Transfer Agent under this Agreement which are provided to the Transfer Agent after consultation with such legal counsel; or (iv) any paper or document, reasonably believed to be genuine, authentic, and signed by the proper person or persons;

(d) The offer or sale of Shares in violation of federal or state securities laws or regulations requiring that such Shares be registered or in violation of any stop order or other determination or ruling by any federal or any state agency with respect to the offer or sale of such Shares;

(c) The negotiation and processing of any checks including without limitation for deposit into the Fund’s demand deposit account maintained by the Transfer Agent, excluding checks not made payable to the order of the Fund, the Fund’s management company, custodian, transfer agent or distributor or the retirement account custodian or trustee for a plan account investing in Shares (such checks are commonly known as “third party checks”) which checks are tendered to the Bank for the purchase of Shares; or

(f) Upon the Fund’s request entering into any agreements required by the NSCC for the transmission of Fund or Shareholder data through the NSCC clearing systems.

Internet Transactions Indemnification Agreement. Indemnification from Denver Investment Advisors LLC under Section 2 of the Indemnification Agreement dated as of October 13, 2003 incorporated herein by reference as Exhibit 13(b)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169), to defend and hold harmless each Indemnified Party from and against all damages arising out of or resulting from any Claims against such Indemnified Party related to or arising out of:

(a) The use of the transfer agent’s computer and software systems which provides an interface between the Internet and public data network service providers; and

(b) Communication of shareholder data and/or transaction requests by Denver Investment Advisors LLC, the Trust, the Trust’s shareholders or transfer agent at any time (including prior to and on and after the date of execution hereof and of any written agreement, if any, with DST Systems, Inc.).

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Denver Investment Advisors LLC or any of Denver Investment Advisors LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

Other. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

To Registrant’s knowledge, none of the directors or senior executive officers of Denver Investment Advisors LLC, is, or has been at any time during Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, Century Capital Management Trust, Cion Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, ETF Managers Trust, Financial Investors Trust, Firsthand Funds, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, Oak Associates Funds, OWLshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
-----------------------------------
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) None.
(d) None.

Item 33.	Location of Accounts and Records.

(a) Denver Investment Advisors LLC, 370 17th Street, Suite 5000, Denver, Colorado 80202 (records relating to its function as investment adviser for the Registrant).

(b) ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its functions as administrator, transfer agent and bookkeeping and pricing agent for each of Registrant’s investment portfolios).

(c) ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor for each of the Registrant’s investment portfolios).

(d) The Bank of New York Mellon Corporation, One Wall Street, New York, New York 10286 (records relating to its functions as custodian for each of the Registrant’s investment portfolios).

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 28th day of February, 2017.

WESTCORE TRUST
Registrant

By:	/s/ Janice M. Teague
Janice M. Teague
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	*	Chairman of the	February 28, 2017
	Mary K. Anstine	Board of Trustees

	*	Trustee	February 28, 2017
Rick A. Pederson

	*	Trustee	February 28, 2017
John A. DeTore

	*	Trustee	February 28, 2017
Douglas M. Sparks

	*	Trustee	February 28, 2017
James A. Smith

	/s/ Janice M. Teague	Trustee	February 28, 2017
Janice M. Teague

	/s/ Jasper R. Frontz	Treasurer (Principal	February 28, 2017
	Jasper R. Frontz	Financial Officer and
Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Janice M. Teague	President	February 28, 2017
	Janice M. Teague	(Principal Executive Officer)
In her capacity as an officer and as Attorney-in-fact.

Exhibit Index

Item#	Description
(d)(9)	Amendment No. 6 dated December 27, 2016 to the Amended and Restated Investment Advisory Agreement